Annual Report
                                 to Shareholders

                                  GENOMICSFUND

                                   A series of
                              The World Funds, Inc.
                          A "Series" Investment Company

                               For the Year Ended
                                 August 31, 2003

Dear Shareholder,

     There is an old investment saying that you shouldn't spend too much time looking in the rear view mirror; if you do, you'll either get into an accident or miss the next opportunity! As the new portfolio manager of GENEX, I don't want to spend too much time reviewing the past performance history of the Fund. The Bio-Technology Industry, as measured by the American Stock Exchange Index
(BTK) clearly went through a "boom-bust cycle". Beginning in August of 1998, the BTK rallied over 675% to a high of 811.61 in September of 2000 only to fall to
320.01 in September of 2002, a 60% decline. GENEX went through a similar "boom-bust cycle". Rallying strongly after its' effective date, GENEX fell 85% in value. The point is that every market and industry goes through cycles. We have just been through the greatest bull market in history and the worst bear market in history. The questions are, "what have we learned and what's next?"

     As the new advisor of GENEX, I am bringing several investment attributes to the Fund. First is a sense of diversification. Since taking over the Fund in mid January 2003, I have increased the number of portfolio holdings from 17 to 33. (By calendar year end 2003 I expect to have close to 45 holdings in the portfolio.) Over the last 5 years the number of companies that are, or will be deriving a substantial amount of their revenues from advances in the Genomics industry, has increased dramatically. Beginning with more technology-like companies, the industry has expanded to include drug discovery, testing, lab services and products, and marketing. In general, the Fund currently consists of equal weights of each of those types of companies. The result is a more diversified portfolio that has eliminated some volatility while still capturing significant upside.

     Second, I am bringing to the Fund a sense of fundamentals. Some would argue that "fundamentals and Genomics" is an oxymoron. However, an interesting development occurred over the last 5 to 6 years in this industry; 5 to 6 years actually occurred! My point is that companies in the industry have had more time to develop new targets, new treatments, new products and applications. Treatments, which were brand new 5 years ago, are now reaching their stride and providing real revenues (and eventually earnings per share) to the companies participating in them. And "pipelines" which are the assets of these companies, have had additional years to be tested, mature and move from trials to the market place.

     The capital markets are opening up as well. An important fundamental measure to evaluate among companies in the Genomics industry is "cash burn". Since 2001, the capital markets had been shut down to the industry. However, 2003 has seen a solid flow of capital formation across the industry. The conclusion is that capital formation and investor's willingness to take on risk in the industry is returning.

     Finally, with respect to fundamentals, a structural change is occurring at the FDA. The new Commissioner, Mark B. McClellan, M.D., PhD has made it clear that the approval process at the FDA for new treatments will become more streamlined and efficient. The result will be two fold: less money spent on treatments that will eventually fail and faster time to market for those drugs that will be approved.

     Year to date (as of August 31/st/, 2003) GENEX returned 60.13%. GENEX's comparable index, the BTK, returned 34.31%. Year over year, GENEX returned 52.41% while the BTK returned 31.15%. However, from August 2002 through December 31/st/ 2002, GENEX was down -4.82% and the BTK was down -2.36%. The majority of the year over year out-performance is due to the performance in 2003. The point here is that diversification and fundamentals count, even in this sector!

     2003 marked the 50/th/ anniversary of the discovery of the double helix structure of DNA. Watson and Crick (using a technology called X-ray crystallography) discovered that DNA copies hereditary material over and over again. Since the time of their discovery, the Bio-Technology Industry has grown 1000 fold in terms of companies to invest in. In terms of Genomics, a real industry has also developed as well to include not only classic science but also R & D, testing, marketing and sales services, lab products and equipment. As the portfolio manager of GENEX, I will continue to create a portfolio of diversified companies that are benefiting from advances in the Genomics industry. At the same time, the companies I invest in will have some form of fundamentals. I am confident that focusing on diversification and fundamentals will create value and superior returns for shareholders over the long term.

                                    Sincerely,

                                    Robert J. Sullivan
                                    Chief Investment Officer
                                    Satuit Capital Management, LLC
                                    Portfolio Manager - GENEX

                                     [CHART]

COMPARISON OF $10,000 INVESTMENT IN
GENOMICSFUND VS. NASDAQ COMPOSITE INDEX


            GENOMICSFUND        NASDAQ COMPOSITE INDEX
            ------------        ----------------------
3/01/2000      $10.0                      $10.0
8/31/2000       10.5                        8.8
8/31/2001        4.5                        3.8
8/31/2002        1.7                        2.7
8/31/2003        2.6                        3.8


                             Average Annual Total Return for Period Ended August 31, 2003*

                             1 Year                                           Since Inception

                             52.41%                                               -31.78%

                             * The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

        The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market and SmallCap stocks.

        (The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)

                                  GENOMICSFUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 August 31, 2003

        Number                                                  Market
        of Shares Security Description                          Value
        --------- --------------------                        ----------

                  COMMON STOCKS:                       90.09%

                  BIOPHARMACEUTICALS &
                  BIOTHERAPEUTICS: (companies with FDA
                  approved products)                   29.95%
          35,400  Biomarin Pharmac*                           $  334,530
           7,000  Celegene Corp.*                                269,430
           5,300  Cephalon, Inc.*                                235,055
           3,200  Genentech, Inc.*                               254,080
           5,000  Gen-Probe, Inc.*                               316,200
           5,200  Genzyme Corp.*                                 245,180
           3,900  Gilend Sciences, Inc.*                         260,130
           7,300  IDEC Pharmaceuticals Corp.*                    253,675
           6,400  Medimmune, Inc.*                               223,168
          20,500  Protein Design Labs, Inc.*                     252,150
          10,800  Sepracor Inc.*                                 290,736
                                                              ----------
                                                                       2,934,334
                                                              ----------

                  BIOPHARMACEUTICALS &
                  BIOTHERAPEUTICS: (companies with
                  products in clinical development)    36.54%
          19,920  Abgenix, Inc.*                                 258,960
          18,800  Alkermes Inc.*                                 216,388
          17,300  Atherogenics Inc.*                             235,453
          23,760  Cell Therapeutics*                             259,697
          19,000  Cubist Pharmaceutic*                           250,800
          16,100  Esperion Therapeutic*                          291,249
          19,700  Genta Inc. New*                                315,988
          20,000  Human Genome Sciences*                         284,800
          47,890  ISIS Pharmaceuticals*                          317,032
          33,000  Kosan Bissciences*                             290,730
          49,100  Lexion Genetics Inc.*                          257,284
          35,700  Repligen*                                      266,679
         175,700  VI Technologies*                               335,587
                                                              ----------
                                                                       3,580,647
                                                              ----------

            Number                                          Market
            of Shares Security Description                  Value
            --------- --------------------                ----------

                      BIOINFORMATICS AND ANALYSIS
                      TECHNOLOGIES:                23.60%
             10,000   Accredo Health Inc.*                $  236,200
             10,700   Affymetrix, Inc.*                      246,314
             11,200   Applera Corporation                    243,712
             33,600   BioSource International*               238,560
             32,800   Exelixis Inc.*                         237,800
              6,500   Fisher Scientific*                     254,930
              4,800   Invitrogen Corp*                       276,816
             25,300   Qiagen NV*                             316,250
              7,800   Techne Corp*                           261,612
                                                          ----------
                                                                       2,312,194
                                                          ----------
                      TOTAL INVESTMENTS:
                      (Cost: $8,698,727)**         90.09%  8,827,175
                      Other assets, net             9.91%    971,248
                                                  ------  ----------
                      NET ASSETS                  100.00% $9,798,423
                                                  ======  ==========

* Non-income producing
**Costfor Federal income tax purpose is $8,698,727 and net unrealized appreciation consists of:

                   Gross unrealized appreciation $1,122,346
                   Gross unrealized depreciation   (993,898)
                                                 ----------
                   Net unrealized appreciation   $  128,448
                                                 ==========

See Notes to Financial Statements

GENOMICSFUND
STATEMENT OF ASSETS AND LIABILITIES

August 31, 2003
--------------------------------------------------------------------------------

ASSETS
 Investments at value (identified cost of $8,698,726) (Notes 1 & 3)              $  8,827,175
 Cash                                                                                 951,382

 Receivables:
   Dividends                                                             $   476
   Capital stock sold                                                     66,338
                                                                         -------
                                                                                       66,814
 Other assets                                                                           9,033
                                                                                 ------------
     TOTAL ASSETS                                                                   9,854,404
                                                                                 ------------

LIABILITIES
 Payable for capital stock redeemed                                                    42,877
 Accrued 12b-1 fees                                                                     1,866
 Accrued expenses                                                                      11,238
                                                                                 ------------
     TOTAL LIABILITIES                                                                 55,981
                                                                                 ------------

NET ASSETS                                                                       $  9,798,423
                                                                                 ============

 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   SHARE (Note 2) ($9,798,423 / 3,874,665 shares outstanding)                    $       2.53
                                                                                 ============

 At August 31, 2003 there were 50,000,000 shares of $.01 par value stock authorized and components of net assets are:
 Paid in capital                                                                 $ 34,792,504
 Accumulated net realized loss on investments                                     (25,122,529)
 Net unrealized appreciation of investments                                           128,448
                                                                                 ------------
 Net Assets                                                                      $  9,798,423
                                                                                 ============

See Notes to Financial Statements

GENOMICSFUND
STATEMENT OF OPERATIONS

For the Year Ended August 31, 2003
--------------------------------------------------------------------------------

  INVESTMENT INCOME
   Dividend Income                                               $       476
                                                                 -----------

  EXPENSES
   Investment advisory fees (Note 2)                      82,419
   12b-1 fees (Note 2)                                    20,609
   Custody and accounting fees (Note 3)                   31,869
   Recordkeeping and administrative services (Note 2)     15,000
   Registration fees                                      12,892
   Transfer agent fees (Note 2)                           59,193
   Shareholder servicing and reports (Note 2)             27,596
   Legal and audit fees                                   20,985
   Miscellaneous                                          14,818
                                                          ------
     Total expenses                                                  285,381
   Management fee waiver and reimbursed expenses (Note 2)           (124,759)
   Custody credits (Note 3)                                           (3,667)
                                                                 -----------
   Net expenses                                                      156,955
                                                                 -----------
   Net investment loss                                              (156,479)
                                                                 -----------

  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss on investments                               (7,232,237)
   Net change in unrealized appreciation on investments           10,066,531
                                                                 -----------
   Net gain on investments                                         2,834,294
                                                                 -----------
   Net increase in net assets resulting from operations          $ 2,677,815
                                                                 ===========

See Notes to Financial Statements

GENOMICSFUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      Year ended      Year ended
                                                                    August 31, 2003 August 31, 2002
                                                                    --------------- ---------------
OPERATIONS
 Net investment loss                                                  $  (156,479)   $   (258,581)
 Net realized loss on investments                                      (7,232,237)    (10,183,216)
 Change in unrealized appreciation/(depreciation) of investments       10,066,531      (1,204,850)
                                                                      -----------    ------------
 Net increase (decrease) in net assets resulting from operations        2,677,815     (11,646,647)
CAPITAL SHARE TRANSACTIONS
 Net increase (decrease) in net assets resulting from capital share
   transactions*                                                         (392,267)        329,135
                                                                      -----------    ------------
 Net increase (decrease) in net assets                                  2,285,548     (11,317,512)
 Net assets at beginning of year                                        7,512,875      18,830,387
                                                                      -----------    ------------
NET ASSETS at the end of the year                                     $ 9,798,423    $  7,512,875
                                                                      ===========    ============

* A summary of capital share transactions follows:

                                  Year ended                Year ended
                                August 31, 2003          August 31, 2002
                           ------------------------  -----------------------
                             Shares        Value       Shares       Value
                           ----------  ------------  ----------  -----------
   Shares sold              5,442,194  $ 12,766,497   1,406,830  $ 4,083,231
   Shares redeemed         (6,097,792)  (13,158,764) (1,228,234)  (3,754,096)
                           ----------  ------------  ----------  -----------
   Net increase (decrease)   (655,598) $   (392,267)    178,596  $   329,135
                           ==========  ============  ==========  ===========

See Notes to Financial Statements

GENOMICSFUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                          Year ended August 31,
                                                      ---------------------------     Period ended
                                                        2003      2002      2001    August 31, 2000*
                                                      -------   -------   -------   ----------------
Per Share Operating Performance
Net asset value, beginning of period                  $  1.66   $  4.33   $ 10.54       $ 10.00
                                                      -------   -------   -------       -------
Income from investment operations-
 Net investment loss                                    (0.04)    (0.06)    (0.10)        (0.03)
 Net realized and unrealized gain (loss) on
   investments                                           0.91     (2.61)    (5.97)         0.57
                                                      -------   -------   -------       -------
 Total from investment operations                        0.87     (2.67)    (6.07)         0.54
                                                      -------   -------   -------       -------
Less distributions-
 Distributions from net realized gains on investments      --        --     (0.14)           --
                                                      -------   -------   -------       -------
 Net asset value, end of period                       $  2.53   $  1.66   $  4.33       $ 10.54
                                                      =======   =======   =======       =======
Total Return                                            52.41%   (61.66%)  (57.49%)        5.40%
                                                      =======   =======   =======       =======
Ratios/Supplemental Data
 Net assets, end of period (000's)                    $ 9,798   $ 7,513   $18,830       $28,822
Ratio to average net assets /(A)/
 Expenses /(B)/                                          1.95%     1.94%     1.98%         1.89%**
 Expense ratio - net /(C)/                               1.90%     1.90%     1.90%         1.89%**
 Net investment loss                                    (1.90%)   (1.90%)   (1.90%)       (1.73%)**
Portfolio turnover rate                                134.87%    74.15%    70.97%        85.25%

*Commencement of operations was March 1, 2000.
**Annualized

/(A)/ Management fee waivers and reimbursements reduced the expense ratio and reduced net investment loss ratio by 1.51% for the year ended August 31, 2003, ..89% for the year ended August 31, 2002, .29% for the year ended August 31, 2001 and 1.44% for the period ended August 31, 2000.

/(B)/ Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and before management fee waivers and reimbursements.

/(C)/ Expense ratio - net reflects the effect of the management fee waivers and reimbursements and custodian fee credits the Fund received.

See Notes to Financial Statements

GENOMICSFUND
NOTES TO THE FINANCIAL STATEMENTS

August 31, 2003
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     The GenomicsFund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in March, 2000 as a series of TWF which has allocated to the Fund 50,000,000 of its 750,000,000 shares of $.01 par value common stock.

     The objective of the Fund is to seek to achieve capital appreciation by investing in a non-diversified portfolio consisting primarily of equity securities of companies principally engaged in genomics or genomics-related businesses.

     The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

     A. Security Valuation. Investments traded on stock exchanges are valued at the last quoted sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Directors. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market.

     B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund has a capital loss carryforward of $18,009,566 available to offset future capital gains, if any, which expires in 2008 and 2009. As of August 31, 2003, the Fund has a post-October capital loss deferral of $7,112,963 which will be recognized in the following tax year.

     C. Security Transactions and Income. Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a first-in, first-out basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

     D. Use of Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER

     Pursuant to an Investment Advisory Agreement, the Advisor, Commonwealth Capital Management, LLC (CCM) provides investment services for an annual fee of 1.00% on the first $250 million average daily net assets of the Fund; 0.875% on average daily net assets of the Fund in excess of $250 million and not more than $500 million; and, 0.75% on average daily net assets of the Fund over $500 million. For the period September 1, 2002 to January 15, 2003 xGENx, LLC provided advisory services to the Fund under the same fee structure. CCM has assumed xGENx, LLC's obligation to waive or limit its fees and to assume other expenses so that the total annual operating expenses for the Fund are limited to 1.90% through March 25, 2005. For the year ended August 31, 2003, xGENx waived fees of $24,603 and CCM waived fees of $57,816 and reimbursed expenses of $21,731.

     CCM may be entitled to reimbursement of fees waived or remitted by CCM and xGENx, LLC to the Fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or remitted by CCM and xGENx, LLC to the Fund during any of the previous five years, less any reimbursement previously paid by the Fund to CCM with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of August 31, 2003 was $319,198.

     The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Fund or the advisor may finance activities which are primarily intended to result in the sale of the Fund's shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund. The Fund or the advisor may incur such distribution expenses at the rate of 0.25% per annum on the Fund's average net assets. For the year ended August 31, 2003, there were $20,609 of distribution expenses incurred and waived by the advisor.

     FDCC acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. No underwriting fees were received by FDCC for the year ended August 31, 2003. FDCC also receives a contingent deferred sales charge ("CDSC") of 2% for certain Fund share redemptions occurring within 360 days of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the year ended August 31, 2003, the CDSC for Fund shares redeemed was $28,315.

     As provided in the Administrative Agreement, the Fund reimbursed Commonwealth Shareholder Services, Inc. ("CSS"), its administrative agent,
$26,112 for providing shareholder services, recordkeeping, administrative services and blue-sky filings. The Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives an annual fee of 0.20% on the first $250 million average daily net assets of the Fund; 0.175% on average daily net assets in excess of $250 million and not more than $500 million; 0.15% on average daily net assets in excess of $500 million and not more than $1 billion; and 0.10% on average daily net assets over $1 billion, with a minimum fee of $15,000.

     Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $50,626 for its services for the year ended August 31, 2003.

     Certain officers and/or directors of the Fund are also officers and/or directors of CCM, xGENx, LLC, CSS, and FSI.

NOTE 3 - INVESTMENTS/CUSTODY

     The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended August 31, 2003, aggregated $9,954,070 and $11,351,017, respectively.

     The custodian has provided credits in the amount of $3,667 against custodian and accounting charges based on credits on cash balances of the Fund.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

     Distributions from investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for net operating losses, wash sales and post-October capital losses. There were no distributions paid during the years ended August 31, 2003 and August 31, 2002.

     As of August 31, 2003, the components of distributable earnings on a tax basis were as follows:

                   Capital loss carryforward    $(18,009,566)
                   Post-Octobler capital losses   (7,112,963)
                   Unrealized appreciation           128,448
                                                ------------
                                                $(24,994,081)
                                                ============

     Reclassifications: Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2003, the fund decreased undistributed net investment loss by $156,479 and decreased paid in capital by $156,479.

NOTE 5 - SPECIAL MEETING OF SHAREHOLDERS

     A Special Meeting of Shareholders of the Fund (the "Special Meeting") was held on March 25, 2003 pursuant to notice duly given to all shareholders of record at the close of business on February 25, 2003. At the Special Meeting, shareholders were asked to approve a new Investment Advisory Agreement between the World Funds, Inc., on behalf of its GenomicsFund series, and Commonwealth Capital Management, Inc. The number of shares voting for approval of the Investment Advisory Agreement was 3,041,526; the number of shares voting against approval of the Investment Advisory Agreement was 25,177 and the number of shares abstaining was 12,270.

     At the Special Meeting, shareholders were also asked to authorize the new adviser to enter into a Sub-Advisory Agreement with Satuit Capital Management, LLC ("Satuit") pursuant to which Satuit will furnish sub-advisory services to the new adviser for the benefit of the GenomicsFund. The fees of Satuit will be paid by the Adviser from its advisory fee. The number of shares voting for approval of the Sub-Advisory Agreement was 3,039,616; the number of shares voting against approval of the Investment Advisory Agreement was 27,087 and the number of shares abstaining was 12,270.

Report of Independent Certified Public Accountants

To the Shareholders and Board of Directors of The World Funds, Inc. Richmond, Virginia

     We have audited the accompanying statement of assets and liabilities of the GenomicsFund, a series of The World Funds, Inc., including the schedule of portfolio investments as of August 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period March 1, 2000 (commencement of operations) to August 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the GenomicsFund as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period March 1, 2000 to August 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER AND BAKER
Philadelphia, Pennsylvania
October 10, 2003

The World Funds, Inc.
(the "Company")

SUPPLEMENTAL INFORMATION (Unaudited)

     Information pertaining to the directors and officers of the Company is set forth below. The Statement of Additional Information (the "SAI") includes additional information about the directors and is available without charge upon request by calling (800) 527-9525.

Name, Address and   Position(s) Held Number of Principal Occupation(s)               Other
Year Born           with Company     Funds in  During the Past 5 Years               Directorships by
                    and Tenure       Company                                         Directors and
                                     Overseen                                        Number of Funds
                                                                                     in the Complex
                                                                                     Overseen
------------------------------------------------------------------------------------------------------
Interested Directors:
------------------------------------------------------------------------------------------------------
*John Pasco, III(1) Chairman,            8     Mr. Pasco is Treasurer and a Director Vontobel
1500 Forest Avenue  Director and               of Commonwealth Shareholder           Funds, Inc. -
Suite 223           Treasurer since            Services, Inc. ("CSS"), the           3 Funds;
Richmond, VA 23229  May, 1997                  Company's Administrator, since        The World
(1945)                                         1985; President and Director of First Insurance Trust -
                                               Dominion Capital Corp. ("FDCC"),
                                               1 Fund the Company's underwriter;
                                               Director and shareholder of Fund
                                               Services, Inc., the Company's
                                               Transfer and Disbursing Agent
                                               since 1987; President and
                                               Treasurer of Commonwealth Capital
                                               Management, Inc. since 1983 which
                                               also owns an interest in the
                                               investment adviser to the Fund;
                                               President of Commonwealth Capital
                                               Management, LLC, the to the
                                               GenomicsFund series of the
                                               Company, since December, 2000;
                                               Shareholder of Commonwealth Fund
                                               Accounting, Inc., which provides
                                               bookkeeping services to the
                                               Company; Chairman, Director and
                                               Treasurer of Vontobel Funds,
                                               Inc., a registered investment
                                               company, since March, 1997;
                                               Chairman, Trustee and Treasurer
                                               of The World Insurance Trust, a
                                               registered investment company,
                                               since May, 2002. Mr. Pasco is
                                               also a certified public
                                               accountant.
------------------------------------------------------------------------------------------------------

Name, Address and       Position(s) Held Number of Principal Occupation(s)               Other
Year Born               with Company     Funds in  During the Past 5 Years               Directorships by
                        and Tenure       Company                                         Directors and
                                         Overseen                                        Number of Funds
                                                                                         in the Complex
                                                                                         Overseen
----------------------------------------------------------------------------------------------------------
Non-Interested Directors:
----------------------------------------------------------------------------------------------------------
Samuel Boyd, Jr.         Director since      8     Mr. Boyd is Manager of the Customer   Vontobel Funds,
10808 Hob Nail Court     May, 1997                 Services Operations and Accounting    Inc. - 3 Funds;
Potomac, MD 20854                                  Division of the Potomac Electric      The World
(1940)                                             Power Company since August, 1978;     Insurance Trust -
                                                   Director of Vontobel Funds,
                                                   Inc., a 1 Fund; Satuit
                                                   registered investment
                                                   company, since Capital March,
                                                   1997; a Trustee of The World
                                                   Management Insurance Trust, a
                                                   registered Trust - 1 Fund;
                                                   investment company, since
                                                   May, Janus Capital 2002; and
                                                   a Trustee of Satuit Capital
                                                   Management Management Trust,
                                                   a registered Trust - 2 Funds
                                                   investment company, since
                                                   October, 2002. Mr. Boyd is
                                                   also a certified public
                                                   accountant.
----------------------------------------------------------------------------------------------------------
William E. Poist         Director since      8     Mr. Poist is a financial and tax      Vontobel Funds,
5272 River Road          May, 1997                 consultant through his firm           Inc. - 3 Funds;
Bethesda, MD 20816                                 Management Consulting for             The World
(1939)                                             Professionals since 1968; Director of Insurance Trust -
                                                   Vontobel Funds, Inc., a registered    1 Fund
                                                   investment company, since March,
                                                   1997; and a Trustee of The World
                                                   Insurance Trust, a registered
                                                   investment company, since May,
                                                   2002. Mr. Poist is also a certified
                                                   public accountant.
----------------------------------------------------------------------------------------------------------
Paul M. Dickinson        Director since      8     Mr. Dickinson is President of Alfred  Vontobel Funds,
8704 Berwickshire Drive  May, 1997                 J. Dickinson, Inc. Realtors since     Inc. - 3 Funds;
Richmond, VA 23229                                 April, 1971; Director of Vontobel     The World
(1947)                                             Funds, Inc., a registered investment  Insurance Trust -
                                                   company, since March, 1997;
                                                   and a 1 Fund Trustee of The
                                                   World Insurance Trust, a
                                                   registered investment
                                                   company, since May, 2002.
----------------------------------------------------------------------------------------------------------

Name, Address and       Position(s) Held  Number of Principal Occupation(s)                 Other
Year Born               with Company      Funds in  During the Past 5 Years                 Directorships by
                        and Tenure        Company                                           Directors and
                                          Overseen                                          Number of Funds
                                                                                            in the Complex
                                                                                            Overseen
------------------------------------------------------------------------------------------------------------
Officers:
------------------------------------------------------------------------------------------------------------
F. Byron Parker, Jr.    Secretary since      N/A    Mr. Parker is Secretary of CSS and            N/A
1500 Forest Avenue      May, 1997                   FDCC since 1986; Secretary of
Suite 222                                           Vontobel Funds, Inc., a registered
Richmond, VA 23229                                  investment company, since March,
(1943)                                              1997; Secretary of The World
                                                    Insurance Trust, a
                                                    registered investment
                                                    company, since May, 2002;
                                                    and partner in the law firm
                                                    Parker and McMakin.
------------------------------------------------------------------------------------------------------------
* Jane H. Williams      Vice President of    N/A    Ms. Williams is President of Sand             N/A
245 Lytton Avenue       the Company                 Hill Advisors, Inc., a registered
Suite 250               and President of            investment adviser, since August,
Pal Alto, CA 94301-1465 the Sand Hill               2000 and was the Executive Vice
(1948)                  Portfolio                   President of Sand Hill Advisors, since
                        Manager Fund                1982.
                        series since May,
                        1997.
------------------------------------------------------------------------------------------------------------
* Leland H. Faust       President of the     N/A    Mr. Faust is President of CSI Capital         N/A
One Montgomery Street   CSI Equity Fund             Management, Inc., a registered
Suite 2525              series and the              investment adviser, since 1978. Mr.
San Francisco, CA 94104 CSI Fixed                   Faust is also a partner in the law firm
(1946)                  Income Fund                 Taylor & Faust since September,
                        series since                1975.
                        October, 1997.
------------------------------------------------------------------------------------------------------------
*Stephen Goddard        Vice President of    N/A    Mr. Goddard has been the President            N/A
One James Center        the Company                 and principal shareholder of The
Suite 1501              and President of            London Company, a registered
Richmond, VA 23219      the New Market              investment adviser, since its inception
(1961)                  Fund series since           and has been the portfolio manager of
                        March, 2003                 the New Market Fund series since its
                                                    inception on October 1, 1998. Mr.
                                                    Goddard is also a manager and
                                                    shareholder of Virginia Management
                                                    Investment Corporation, a registered
                                                    investment adviser. Mr. Goddard has
                                                    fifteen years experience in senior
                                                    portfolio management, security
                                                    analysis and finance.
------------------------------------------------------------------------------------------------------------

Name, Address and           Position(s) Held Number of Principal Occupation(s)           Other
Year Born                   with Company     Funds in  During the Past 5 Years           Directorships by
                            and Tenure       Company                                     Directors and
                                             Overseen                                    Number of Funds
                                                                                         in the Complex
                                                                                         Overseen
---------------------------------------------------------------------------------------------------------
Officers (continued):
---------------------------------------------------------------------------------------------------------
* John T. Connor, Jr.       Vice President      N/A    Mr. Connor is President of Third  Member, Board of
1185 Avenue of the Americas of the Company             Millennium Investment             Directors, Teton
32nd Floor                  and President of           Advisors, LLC, a registered       Petroleum
New York, NY 10036          the Third                  investment adviser, since April,  Company since
(1941)                      Millennium                 1998; and Chairman of             April, 2003
                            Russia Fund                ROSGAL Insurance since 1993.
                            series since
                            October, 1998.
---------------------------------------------------------------------------------------------------------
* Robert J. Sullivan        Vice President      N/A    Chairman of the Board,            N/A
2608 Goldbug Avenue         of the Company             President and Treasurer of Satuit
Sullivans Island, SC 29482  and President of           Capital Management Trust, an
(1961)                      the                        open-end investment
                            GenomicsFund               management company, since
                            series since               December, 2000; Managing
                            January, 2003              Director and Investment Officer
                                                       of Satuit Capital
                                                       Management, LLC, a
                                                       registered investment
                                                       Adviser, from June, 2000
                                                       to Present; Portfolio
                                                       Manager and Senior Equity
                                                       Analyst at Cadence
                                                       Capital Management from
                                                       1997 to 2000, an
                                                       institutional asset
                                                       management firm.
---------------------------------------------------------------------------------------------------------
* Derwood S. Chase, Jr.     Vice President      N/A    Mr. Chase is President of Chase   N/A
300 Preston Avenue          of the Company             Investment Counsel Corporation,
Suite 403                   and President of           a registered investment adviser,
Charlottesville, VA 22902   the Chase Mid-             and its predecessor, since 1957.
(1931)                      Cap Growth
                            Fund since
                            September,
                            2002.
---------------------------------------------------------------------------------------------------------
* E. Ronald Lara            Vice President      N/A    Mr. Lara is the Executive Vice    N/A
8000 Towers Crescent Drive  of the Company             President of the Lara Group,
Suite 660                   and President of           Ltd., a registered investment
Vienna, VA 22182-2700       the Lara U.S.              adviser, since January, 1991.
(1943)                      Treasury Fund
                            series since
                            March, 2003.
---------------------------------------------------------------------------------------------------------

Investment Adviser:

   Commonwealth Capital Management, LLC
     1500 Forest Avenue, Suite 223
     Richmond, Virginia 23229

Distributor:

   First Dominion Capital Corp.
     1500 Forest Avenue, Suite 223
     Richmond, Virginia 23229

Independent Auditors:

   Tait, Weller and Baker
     1818 Market Street, Suite 2400
     Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to GenomicsFund Transfer Agent:

   Fund Services, Inc.
     Post Office Box 26305
     Richmond, Virginia 23260
     (800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholders Services at (877) 433-GENE.

                                  877.433.GENE
[LOGO] genomics fund investment in life/TM/

                          Annual Report to Shareholders

                                 CSI Equity Fund

                              CSI Fixed Income Fund

[LOGO]
CSI Capital Management
Financial Advisors
Investment Counsel

                               For the Year Ended

                                 August 31, 2003

September 24, 2003

Dear Shareholder:

     The booming economy in the nineties was driven by corporate and consumer spending based in large part on a massive increase in debt and a growing conviction that technology, in all its wonderful forms, would lead us to economic nirvana. Unfortunately, we now know that the subsequent chapter to this story revealed excess capacity in many sectors, bloated inventories, shrinking profit margins and equity valuations that were simply unsustainable. Prolonging this, were other extreme challenges we faced and are still facing: the tragedy of September 11 and its aftermath, war on terrorism and conflicts in Iraq and Afghanistan. As if this wasn't enough, news of inappropriate corporate governance drained confidence from the investing public.

     The good news is that we appear to be entering a new chapter giving cause for cautious optimism. Some of the underlying fundamentals that previously propelled the economy and stock market are still in place. Inflation is in check, interest rates remain low, residential property prices are firm, and consumers, for the most part, are both willing and able to sustain high levels of spending. Also, after nearly three years of sitting on the sidelines, corporate America is showing signs of life and is in a position to rebuild inventories, replace obsolete equipment and begin rehiring. For the first time in three years, industrial output is expected to positively contribute to GDP in the months ahead.

     While prodigious technology spending did not lead us to economic nirvana, it is generating significant and consistent improvement in productivity. Increases in productivity are direct contributors to a higher standard of living and bode well for the long term health of the economy. In our view, the short term benefits of an accommodative Federal Reserve, highly stimulative fiscal policy, rising demand from increased corporate spending and a reasonably healthy consumer sector will all contribute to a cyclical recovery.

     While we are optimist about the short term forces that support a cyclical recovery, we do have concerns that are more structural in nature. Large fiscal and current account deficits, high levels of debt, and a national savings rate which is approaching negative territory are particularly worrisome. The inevitable correction of these imbalances carries risks for a relatively fragile world economic system. Also, we are concerned that the US manufacturing base has diminished in the face of our continually expanding service and knowledge-based sectors. Further complications include the outsourcing of jobs to countries that produced a better educated and more competitive work force. Solutions to these problems will require creativity, innovation, time and patience.

Portfolio Discussion

     For the year ending August 31, 2003 the Equity fund was up 4.8%, lagging the approximate 12% return of the S&P 500 for the same period. The fixed Income fund posted a total return of 1.61% for the year ending August 31, 2003. Because the fund contains only government and government agency obligations it under performed the broader fixed income indices that include lower quality bonds, which rebounded in price during the year as the economy showed signs of life. Our approach to managing the fund is distinctly conservative, the benefits of which have been resulted in significant out-performance of the S&P 500, especially in down markets. The stock market is a leading indicator and often moves up in anticipation of improving economic conditions only to decline when economic data falls short. Considering the fragile state of the economy, we feel it prudent to be circumspect with respect to the recovery and its durability until we begin to see confirming economic data.

     In last year's, report we cited our relative underweight in technology and overweight in consumer staples as the reasons we significantly outperformed the S&P 500. The market's advance during the year ending August 31, 2003 was led by technology shares and our continued underweighting in that sector contributed to our underperformance for the year. In addition, many of the consumer staple companies that have historically contributed to our superior performance did not participate in the market rally from May through August and further contributed to this year's underperformance.

     We remain committed to high quality, industry-leading companies with strong balance sheets and experienced management. The portfolio is well diversified among industries and markets and has excellent prospects for consistent and profitable growth over the next several years. While we believe that the portfolio is well positioned to benefit from the economic recovery, we also have confidence that its high quality nature provides protection should the economy and the market fail to meet our short term expectations.

                                   Sincerely,

                                   Leland H. Faust

                                     [CHART]

COMPARISON OF $10,000 INVESTMENT IN
CSI EQUITY FUND VS. LIPPER GLOBAL FUND INDEX
INVESTOR CLASS SHARES

             CSI EQUITY FUND       LIPPER GLOBAL FUND INDEX
             ---------------      -------------------------
10/15/97           10.0                     10.0
08/31/98            9.3                      9.2
08/31/99           12.6                     11.8
08/31/00           17.3                     14.7
08/31/01           14.0                     11.1
08/31/02           12.4                      9.5
08/31/03           13.0                     10.4


Past performance is not predictive of future performance. Performance figures include deduction of maximum applicable sales charges.





                         Average Annual Total Return for Period Ended August 31, 2003*

                         1 Year                       5 Year            Since Inception

                         -1.13%                       5.67%                  4.58%

                         * The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

        The Lipper Global Fund Index is an equally-weighted performance index, adjusted for capital gains distributions and income dividends of the largest 30 qualifying equity funds that invest at least 25% of their portfolio in securities traded outside of the United States and that may own U.S. securities as well.

        (The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)

                                 CSI Equity Fund

                                     [CHART]


COMPARISON OF $10,000 INVESTMENT IN
CSI EQUITY FUND VS. LIPPER GLOBAL FUND INDEX
INSTITUTIONAL CLASS SHARES

             CSI EQUITY FUND       LIPPER GLOBAL FUND INDEX
             ---------------      -------------------------
06/28/01          10.0                    10.0
08/31/01           9.6                     9.4
08/31/02           8.5                     8.0
08/31/03           8.9                     8.8


Past performance is not predictive of future performance.



                             Average Annual Total Return for Period Ended August 31, 2003*

                             1 Year                                           Since Inception

                             4.89%                                                -5.21%

                             * The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

        The Lipper Global Fund Index is an equally-weighted performance index, adjusted for capital gains distributions and income dividends of the largest 30 qualifying equity funds that invest at least 25% of their portfolio in securities traded outside of the United States and that may own U.S. securities as well.

        (The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)

                                 CSI Equity Fund

                                 CSI EQUITY FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 August 31, 2003

         Number                                              Market
         of Shares Description                               Value
         --------- -----------                            ------------

                   COMMON STOCKS:                  98.58%

                   BANKING:                         3.77%
           31,000  HSBC Holdings ADR                      $  1,993,920
           40,000  Wells Fargo & Co.                         2,005,600
                                                          ------------
                                                                       3,999,520
                                                          ------------

                   BEVERAGES:                       4.88%
           61,625  Heineken N.V. ADR                         2,355,178
           63,400  Pepsico Inc.                              2,823,836
                                                          ------------
                                                                       5,179,014
                                                          ------------

                   COMPUTER AND PERIPHERALS:        3.08%
           82,100  Cisco Systems, Inc.*                      1,572,215
          133,200  EMC Corp/MASS*                            1,698,300
                                                          ------------
                                                                       3,270,515
                                                          ------------

                   COMPUTER SOFTWARE/SERVICES:      5.75%
           52,300  Automatic Data Processing, Inc.           2,087,293
          107,200  Microsoft Corp.                           2,842,944
           91,200  ORACLE Corporation*                       1,165,536
                                                          ------------
                                                                       6,095,773
                                                          ------------

                   DRUG AND MEDICAL:                9.51%
           57,800  Abbott Laboratories                       2,329,340
           22,779  Aventis Spons. ADR                        1,116,171
           57,800  Johnson & Johnson                         2,865,724
            3,702  Medco Health Solutions*                      98,843
           30,700  Merck                                     1,544,824
           71,225  Pfizer Inc.                               2,131,052
                                                          ------------
                                                                      10,085,954
                                                          ------------

                   ELECTRONICS/EQUIPMENT:           7.98%
           18,600  Canon Inc. ADR                              901,356
           53,900  Emerson Electric Co.                      3,005,464
           81,600  General Electric Corp.                    2,412,912
           14,300  Kyocera Corporation                         905,619
           25,000  Metronic Inc.                             1,239,500
                                                          ------------
                                                                       8,464,851
                                                          ------------

                   FINANCIAL:                       4.54%
           14,700  American International                      875,679
           69,000  AXA ADR                                   1,226,820
           60,800  Ing Groep N.V. ADR                        1,199,584
           34,600  State Street Corp                         1,520,670
                                                          ------------
                                                                       4,822,753
                                                          ------------

                                 CSI Equity Fund

         Number                                               Market
         of Shares Description                                Value
         --------- -----------                             ------------

                   FOOD:                             8.83%
           67,300  Diageo PLC ADR                          $  2,943,702
           78,700  Groupe Danone ADR                          2,166,611
           39,800  Nestle S.A. ADR                            2,166,843
           39,400  William Wrigley Jr. Company                2,090,170
                                                           ------------
                                                                       9,367,326
                                                           ------------

                   HOUSEHOLD:                        9.46%
           89,100  Gillette                                   2,892,186
            3,700  Kao Corporation ADR                          697,635
           40,900  Kimberly-Clark Corp.                       2,090,399
           36,000  Proctor & Gamble                           3,142,440
           15,100  Toto Ltd.                                  1,208,725
                                                           ------------
                                                                      10,031,385
                                                           ------------

                   MANUFACTURING:                    8.09%
           44,500  Dupont EI                                  1,990,930
           24,000  3M Co.                                     3,419,280
           39,500  United Technologies                        3,169,875
                                                           ------------
                                                                       8,580,085
                                                           ------------

                   MULTIMEDIA:                       0.75%
           38,600  Disney, Walt Co.                             791,300
                                                           ------------

                   OIL:                              9.26%
           51,400  BP PLC ADR                                 2,144,408
           47,300  Conocophillips                             2,641,232
           47,500  Schlumberger Ltd.                          2,351,725
           34,900  Total Fina ADR                             2,687,649
                                                           ------------
                                                                       9,825,014
                                                           ------------

                   RETAIL:                          10.26%
           66,200  Borders Group Inc.*                        1,280,308
           81,900  Costco Wholesale*                          2,628,171
           79,900  CVS Corp.                                  2,604,740
           51,100  Home Depot Inc.                            1,643,376
          142,100  Kroger Co.*                                2,729,741
                                                           ------------
                                                                      10,886,336
                                                           ------------

                   SEMI-CONDUCTORS:                  3.22%
           72,200  Intel Corp.                                2,066,364
           54,200  STMicroelectronics                         1,351,748
                                                           ------------
                                                                       3,418,112
                                                           ------------

                   TELECOMMUNICATIONS:               0.56%
           32,650  Vodafone Airtouch Communications             597,495
                                                           ------------

                   TRANSPORTATION:                   5.01%
           33,400  Fedex Corporation                          2,241,140
           50,400  Union Pacific Corp.                        3,071,376
                                                           ------------
                                                                       5,312,516
                                                           ------------

                                 CSI Equity Fund

             Number                                      Market
             of Shares Description                       Value
             --------- -----------                    ------------

                       UTILITIES:               3.63%
              40,000   FPL Group                      $  2,474,400
              62,400   TXU Corp.                         1,372,800
                                                      ------------
                                                         3,847,200
                                                      ------------
                       TOTAL INVESTMENTS:
                       (Cost: $101,812,947)**  98.58%  104,575,149
                       Other assets, net        1.42%    1,501,058
                                              ------  ------------
                       NET ASSETS             100.00% $106,076,207
                                              ======  ============

* Non-income producing
**Costfor Federal income tax purposes is $101,812,947 and net unrealized appreciation consists of:

                   Gross unrealized appreciation $10,626,108
                   Gross unrealized depreciation  (7,863,906)
                                                 -----------
                   Net unrealized appreciation   $ 2,762,202
                                                 ===========

ADR--Security represented is held by the custodian bank in the form of American Depositary Receipts.

See Notes to Financial Statements

                                 CSI Equity Fund

CSI EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES

August 31, 2003
--------------------------------------------------------------------------------

ASSETS
 Investments at value (identified cost of $101,812,947) (Notes 1 & 3)                  $104,575,149
 Cash & cash equivalents                                                                  1,341,209
 Dividends receivable                                                                       248,578
 Other assets                                                                                 8,304
                                                                                       ------------
     TOTAL ASSETS                                                                       106,173,240
                                                                                       ------------

LIABILITIES
 Capital stock redeemed                                                                      32,555
 Investment advisory fees                                                                    54,388
 Accrued expenses                                                                            10,090
                                                                                       ------------
     TOTAL LIABILITIES                                                                       97,033
                                                                                       ------------

NET ASSETS                                                                             $106,076,207
                                                                                       ============
Investor Class Shares
 NET ASSETS                                                                            $ 69,428,039
                                                                                       ============
 NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   ($69,428,039 / 5,482,801 shares outstanding)                                        $      12.66
                                                                                       ============

 MAXIMUM OFFERING PRICE PER SHARE
   ($12.66 X 100/94.25) (Note 2)                                                       $      13.43
                                                                                       ============

Institutional Class Shares
 NET ASSETS                                                                            $ 36,648,168
                                                                                       ============
 NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE ($36,648,168 / 2,897,292 shares outstanding)                        $      12.65
                                                                                       ============

At August 31, 2003 there were 50,000,000 shares of $.01 par value stock authorized and components of net assets are:
 Paid in capital                                                                       $115,930,301
 Undistributed net investment income                                                        351,395
 Accumulated net realized loss on investments                                           (12,967,691)
 Net unrealized appreciation of investments                                               2,762,202
                                                                                       ------------
 Net Assets                                                                            $106,076,207
                                                                                       ============

See Notes to Financial Statements

                                 CSI Equity Fund

CSI EQUITY FUND
STATEMENT OF OPERATIONS

Year ended August 31, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME
 Dividend (Net of $74,558 foreign taxes withheld)       $1,781,235
 Interest                                                   15,653
                                                        ----------
   Total income                                                    $ 1,796,888
                                                                   -----------

EXPENSES
 Investment management fees (Note 2)                       967,253
 Recordkeeping and administrative services (Note 2)        169,497
 Custodian and accounting fees                              59,496
 Legal and audit fees                                       33,386
 Transfer agent fees                                        51,355
 Registration fees                                          47,594
 Shareholder servicing and reports                          93,403
 Organization expense amortization                           1,617
 Insurance                                                  37,418
 Other expenses                                             53,314
                                                        ----------
   Total expenses                                                    1,514,333
 Fees waiver and expense reimbursements (Note 2)                       (68,820)
                                                                   -----------
 Expenses, net                                                       1,445,513
                                                                   -----------
 Net investment income                                                 351,375
                                                                   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized loss on investments                                   (1,356,689)
 Net increase in unrealized appreciation on investments              6,313,898
                                                                   -----------
 Net gain on investments                                             4,957,209
                                                                   -----------
 Net increase in net assets resulting from operations              $ 5,308,584
                                                                   ===========

See Notes to Financial Statements

                                 CSI Equity Fund

CSI EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       Year ended      Year ended
                                                                     August 31, 2003 August 31, 2002
                                                                     --------------- ---------------
OPERATIONS
 Net investment income                                                $    351,375    $      2,268
 Net realized loss on investments                                       (1,356,689)     (4,640,235)
 Change in net unrealized appreciation (depreciation) of investments     6,313,898      (8,402,318)
                                                                      ------------    ------------
 Net increase (decrease) in net assets resulting from operations         5,308,584     (13,040,285)

DISTRIBUTION TO SHAREHOLDERS FROM
 Net investment income ($--  and $0.01 per share, respectively)--
   Investor Class                                                          (12,699)        (64,408)
 Net investment income ($--  and $0.01 per share, respectively)--
   Institutional Class                                                          --         (18,245)
                                                                      ------------    ------------
   Total distributions                                                     (12,699)        (82,653)
                                                                      ------------    ------------

CAPITAL SHARE TRANSACTIONS
 Net decrease in net assets resulting from capital share
   transactions*--Investor Class                                        (8,466,833)    (19,095,700)
 Net increase in net assets resulting from capital share
   transactions*--Institutional Class                                   11,527,497      19,057,265
                                                                      ------------    ------------
 Net increase (decrease) in net assets                                   8,356,549     (13,161,373)
 Net assets at beginning of year                                        97,719,658     110,881,031
                                                                      ------------    ------------
NET ASSETS at end of year (including undistributed net investment
  income of $351,395 and $12,719, respectively)                       $106,076,207    $ 97,719,658
                                                                      ============    ============

* A summary of capital share transactions follows:

                                           Year ended               Year ended
                                         August 31, 2003          August 31, 2002
Investor Class Shares                ----------------------  ------------------------
                                      Shares       Value       Shares        Value
                                     --------  ------------  ----------  ------------
Shares sold                           263,934  $  3,091,018     321,713  $  4,328,230
Shares reinvested from distributions      950        11,705       4,961        61,865
Shares redeemed                      (979,399)  (11,569,556) (1,784,740)  (23,485,795)
                                     --------  ------------  ----------  ------------
Net decrease                         (714,515) $ (8,466,833) (1,458,066) $(19,095,700)
                                     ========  ============  ==========  ============

                                           Year ended              Year ended
                                         August 31, 2003         August 31, 2002
Institutional Class Shares           ----------------------  ----------------------
                                       Shares      Value       Shares      Value
                                     ---------  -----------  ---------  -----------
Shares sold                          1,382,793  $16,021,306  1,550,478  $20,696,209
Shares reinvested from distributions        --           --      1,465       18,244
Shares redeemed                       (383,696)  (4,493,809)  (138,131)  (1,657,188)
                                     ---------  -----------  ---------  -----------
Net increase                           999,097  $11,527,497  1,413,812  $19,057,265
                                     =========  ===========  =========  ===========

See Notes to Financial Statements

                                 CSI Equity Fund

CSI EQUITY FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------

                                                             Investor Class Share
                                            ----------------------------------------------------
                                                            Years ended August 31,
                                            ----------------------------------------------------
                                                2003       2002       2001       2000      1999
                                            -------      -------   --------   --------   -------
Per Share Operating Performance
Net asset value, beginning of year          $ 12.07      $ 13.62   $  18.37   $  13.36   $  9.88
                                            -------      -------   --------   --------   -------
Income from investment operations-
 Net investment income (loss)                  0.05           --       0.01      (0.02)    (0.02)
 Net realized and unrealized gain (loss) on
   investments                                 0.54        (1.54)     (3.45)      5.03      3.52
                                            -------      -------   --------   --------   -------
 Total from investment operations              0.59        (1.54)     (3.44)      5.01      3.50
                                            -------      -------   --------   --------   -------
Less distributions-
 Distributions from net investment income      0.00/[1]/   (0.01)        --         --     (0.02)
 Distributions from capital gains                --           --      (1.31)        --        --
                                            -------      -------   --------   --------   -------
 Total distributions                           0.00        (0.01)     (1.31)        --     (0.02)
                                            -------      -------   --------   --------   -------
 Net asset value, end of year               $ 12.66      $ 12.07   $  13.62   $  18.37   $ 13.36
                                            =======      =======   ========   ========   =======
Total Return                                   4.91%      (11.31%)   (19.32%)    37.50%    35.21%
                                            =======      =======   ========   ========   =======
Ratios/Supplemental Data
 Net assets, end of year (000's)            $69,428      $74,829   $104,283   $113,673   $52,924
Ratio to average net assets /(A)/
 Expenses /(B)/                                1.49%        1.51%      1.45%      1.44%     1.50%
 Expenses - net /(C)/                          1.49%        1.51%      1.44%      1.44%     1.50%
 Net investment income (loss)                  0.36%        0.00%      0.06%     (0.14%)   (0.15%)
Portfolio turnover rate                       10.28%       15.86%     17.16%     22.69%    12.91%

/[1]/ -less than one cent

/(A)/ Administrative fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.08% for the year ended August 31, 2003. See Note 2.

/(B)/ Expense ratio has been increased to include custodian fees which were offset by custodian credits for the period ended August 31, 1998 and for the year ended August 31, 2001.

/(C)/ Expense ratio - net reflects the effect of the custodian fee credits the fund received for the period ended August 31, 1998 and for the year ended August 31, 2001.

See Notes to Financial Statements

                                 CSI Equity Fund

CSI EQUITY FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                          Institutional Class
                                            ---------------------------------------------
                                              Year ended      Year ended      Period ended
                                            August 31, 2003 August 31, 2002 August 31, 2001*
                                            --------------- --------------- ----------------
Per Share Operating Performance
Net asset value, beginning of period            $ 12.06         $ 13.62          $14.95
                                                -------         -------          ------
Income from investment operations-
 Net investment income (loss)                      0.04              --              --
 Net realized and unrealized gain (loss) on
   investments                                     0.55           (1.55)          (0.62)
                                                -------         -------          ------
 Total from investment operations                  0.59           (1.55)          (0.62)
                                                -------         -------          ------
Less distributions-
 Distributions from net investment income            --           (0.01)             --
 Distributions from capital gains                    --              --           (0.71)
                                                -------         -------          ------
Total distributions                                  --           (0.01)          (0.71)
                                                -------         -------          ------
 Net asset value, end of period                 $ 12.65         $ 12.06          $13.62
                                                =======         =======          ======
Total Return                                       4.89%         (11.38%)         (4.26%)
                                                =======         =======          ======
Ratios/Supplemental Data
 Net assets, end of period (000's)              $36,648         $22,891          $6,598
Ratio to average net assets /(A)/
 Expenses /(B)/                                    1.49%           1.62%           1.45%**
 Expenses - net /(C)/                              1.49%           1.62%           1.44%**
 Net investment income                             0.36%           0.00%           0.01%**
Portfolio turnover rate                           10.28%          15.86%          17.16%

*Commencement of operations of Institutional Class Shares was June 28, 2001 **Annualized

/(A)/ Administrative fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.08% for the year ended August 31, 2003. See Note 2.

/(B)/ Expense ratio has been increased to include custodian fees which were offset by custodian credits for the period ended August 31, 1998 and for the year ended August 31, 2001.

/(C)/ Expense ratio - net reflects the effect of the custodian fee credits the fund received for the period ended August 31, 1998 and for the year ended August 31, 2001.

See Notes to Financial Statements

                                 CSI Equity Fund

CSI EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS

August 31, 2003
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     The CSI Equity Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. The Fund was established in 1997 as a series of TWF which has allocated to the Fund 50,000,000 of its 750,000,000 shares of $.01 par value common stock.

     The objective of the Fund is to seek to achieve growth of capital by investing in a portfolio composed of common stocks and securities convertible into common stocks, such as, warrants, convertible bonds, debentures or convertible preferred stock. In seeking to meet its objective, the Fund will invest on a global basis.

     The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

     A. Security Valuation. Investments traded on stock exchanges are valued at the last quoted sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Directors. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated into U.S. dollars at the current exchange rate.

     B. Deferred Organization Costs. Costs incurred by the Fund in connection with its organization, registration and initial public offering of shares have been deferred and were amortized on a straight-line basis over a period of five years.

     C. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund has a capital loss carryforward of $11,611,002 available to offset future capital gains, if any, which expires in 2008 and 2009. As of August 31, 2003, the Fund has a post-October capital loss deferral of $1,356,689 which will be recognized in the following tax year.

     D. Security Transactions and Income. Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a first-in, first-out basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

     E. Cash and Cash Equivalents. Cash and cash equivalents consist of overnight deposits with Custodian Bank which earn interest at the current market rate.

     F. Use of Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                 CSI Equity Fund

     G.  Class  Net  Asset  Values  and  Expenses.  All  income,   expenses  not
attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and transfer agency expenses are allocated to the particular class to which they are attributable. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class.

NOTE 2 - INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER

     Pursuant to an Investment Advisory Agreement, the Advisor, CSI Capital Management, Inc. ("CSI") provides investment services for an annual fee of 1.00% of average daily net assets of the Fund.

     As provided in the Administrative Agreement, the Fund reimbursed Commonwealth Shareholder Services, Inc. ("CSS", "Administrator"), its administrative agent, $182,862, for providing shareholder services, recordkeeping, administrative services and blue-sky filings. The Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives 0.20% of average daily net assets of the Fund on the first $50 million, 0.15% per annum of the average daily net assets from $50 million to $100 million, and 0.10% per annum of the average daily net assets over $100 million. CSS has contractually agreed to waive its fees and reimburse the Fund for expenses in order to limit operating expenses to 1.49% of average daily net assets through August 31, 2003. For the year ended August 31, 2003, the Administrator waived fees of $33,407 and reimbursed expenses of $35,413.

     The Administrator will be entitled to reimbursement of fees waived or remitted by the Administrator to the Fund. The total amount of reimbursement recoverable by the Administrator is the sum of all fees previously waived or remitted by the Administrator to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to the Administrator with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of August, 2003 was $68,820.

     FDCC acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. For the year ended August 31, 2003, FDCC received $1,662 in fees and commissions from the sale of Fund shares. In addition, FDCC receives a contingent deferred sales charge ("CDSC") of 2% for certain Fund share redemptions occurring within 360 days of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the year ended August 31, 2003, the CDSC for Fund shares redeemed was $30,205.

     Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $50,776, for its services for the year ended August 31, 2003.

     Certain officers and/or directors of the Fund are also officers and/or directors of CSI, CSS, and FSI.

NOTE 3 - INVESTMENTS

     The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended August 31, 2003, aggregated $14,163,312 and $9,719,461, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

     Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for post-October capital losses.

                                 CSI Equity Fund

     The tax character of distributions paid during the year ended August 31, 2003 and the year ended August 31, 2002 was as follows:

                                       Year ended      Year ended
                                     August 31, 2003 August 31, 2002
                                     --------------- ---------------
            Distributions paid from:
            Ordinary income              $12,699         $82,653
                                         =======         =======

      As of August 31, 2003, the components of distributable earnings on a tax basis were as follows:

                   Ordinary income             $    351,395
                   Capital loss carryforward    (11,611,002)
                   Post-October capital losses   (1,356,689)
                   Unrealized appreciation        2,762,202
                                               ------------
                                               $ (9,854,094)
                                               ============

                                 CSI Equity Fund

Report of Independent Certified Public Accountants

To the Shareholders and Board of Directors of The World Funds, Inc. Richmond, Virginia

     We have audited the accompanying statement of assets and liabilities of the CSI Equity Fund, a series of The World Funds, Inc., including the schedule of portfolio investments as of August 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the CSI Equity Fund as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER AND BAKER
Philadelphia, Pennsylvania
October 10, 2003

                                 CSI Equity Fund

                                     [CHART]

COMPARISON OF $10,000 INVESTMENT IN
CSI FIXED INCOME FUND VS. LIPPER INTERMEDIATE
INVESTMENT GRADE INDEX

                  CSI FIXED               LIPPER INTERMEDIATE
                 INCOME FUND            INVESTMENT GRADE INDEX
            ---------------------      -------------------------
01/27/98            10.0                        10.0
08/31/98            10.5                        10.5
08/31/99            10.3                        10.5
08/31/00            11.0                        11.2
08/31/01            12.0                        12.6
08/31/02            12.9                        13.3
08/31/03            13.1                        14.0


Past performance is not predictive of future performance.

                         Average Annual Total Return for Period Ended August 31, 2003*

                         1 Year                       5 Year            Since Inception

                         1.70%                        4.54%                  4.92%

                         * The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

        The Lipper Intermediate Investment Grade Index is an equally-weighted performance index, adjusted for capital gains distributions and income dividends of the largest 30 qualifying equity funds that invest at least 65% of their assets in investment grade debt issues with dollar-weighted average maturities of five to ten years.

        (The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)

                              CSI Fixed Income Fund

                              CSI FIXED INCOME FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 August 31, 2003

Principal                                                              Market
Amount     Description                                                 Value
---------- -----------                                               -----------

           U.S. GOVERNMENT SECURITIES: 88.73%

           MATURES IN OVER 10 YEARS:                          18.02%
$3,500,000 U.S. Treasury Bond 7.25%; May 15, 2016                    $ 4,278,477
 5,750,000 U.S. Treasury Bond 6.00%; February 15, 2026                 6,218,533
 4,000,000 U.S. Treasury Bond 5.50%; August 15, 2028                   4,069,376
 2,500,000 U.S. Treasury Bond 5.25%; February 15, 2029                 2,458,888
                                                                     -----------
                                                                      17,025,274
                                                                     -----------

           MATURES IN 6-10 YEARS:                             17.46%
10,000,000 U.S. Treasury Note 6.000%; August 15, 2009                 11,201,560
 2,000,000 Federal Home Loan Bank 5.000%; October 28, 2011             1,922,286
 1,500,000 Federal Home Loan Bank 5.225%; November 19, 2012            1,492,023
 2,000,000 Federal Home Loan Bank 3.125%; June 26, 2013                1,874,662
                                                                     -----------
                                                                      16,490,531
                                                                     -----------

           MATURES IN 0-5 YEARS:                              53.25%
 2,000,000 U.S. Treasury Note 5.875%; February 15, 2004                2,043,046
 2,000,000 U.S. Treasury Note 5.25%; May 15, 2004                      2,056,796
 2,500,000 U.S. Treasury Note 2.25%; July 31, 2004                     2,522,655
 3,500,000 U.S. Treasury Note 7.25%; August 15, 2004                   3,697,421
 4,750,000 U.S. Treasury Note 6.50%; May 15, 2005                      5,127,772
 2,000,000 U.S. Treasury Note 6.50%; August 15, 2005                   2,175,468
 3,750,000 U.S. Treasury Note 5.875%; November 15, 2005                4,057,177
 5,000,000 Federal Home Loan Bank 2.95%; January 9, 2006               5,027,705
 4,000,000 Federal Home Loan Bank 2.80%; January 30, 2006              4,020,712
 2,750,000 U.S. Treasury Note 5.625%; February 15, 2006                2,975,693
 3,500,000 U.S. Treasury Note 6.125%; August 15, 2007                  3,904,278
 5,000,000 Federal Home Loan Bank 4.100%; September 25, 2007           5,009,395
 4,000,000 U.S. Treasury Note 5.500%; February 15, 2008                4,376,564
 3,000,000 U.S. Treasury Note 5.620%; May 15, 2008                     3,296,133
                                                                     -----------
                                                                      50,290,815
                                                                     -----------

           TOTAL U.S. GOVERNMENT SECURITIES:
           (Cost: $80,170,802)*                               88.73%  83,806,620
           Other assets, net                                  11.27%  10,642,479
                                                             ------  -----------
           NET ASSETS                                        100.00% $94,449,099
                                                             ======  ===========

* Cost for Federal income tax purposes is $80,170,802 and net unrealized appreciation consists of:

                   Gross unrealized appreciation $3,846,847
                   Gross unrealized depreciation   (211,029)
                                                 ----------
                   Net unrealized appreciation   $3,635,818
                                                 ==========

See Notes to Financial Statements

                              CSI Fixed Income Fund

CSI FIXED INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES

August 31, 2003
--------------------------------------------------------------------------------

ASSETS
 Investments at value (identified cost of $80,170,802) (Notes 1 & 3)                    $83,806,620
 Cash & cash equivalents                                                                 10,078,218
 Interest receivable                                                                        619,926
 Prepaid expenses                                                                             8,791
                                                                                        -----------
   TOTAL ASSETS                                                                          94,513,555
                                                                                        -----------
LIABILITIES
 Capital stock redeemed                                                                      17,794
 Investment management fees payable                                                          40,749
 Accrued expenses                                                                             5,913
                                                                                        -----------
   TOTAL LIABILITIES                                                                         64,456
                                                                                        -----------

NET ASSETS                                                                              $94,449,099
                                                                                        ===========

 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   ($94,449,099 / 9,006,047 shares outstanding)                                         $     10.49
                                                                                        ===========

 At August 31, 2003 there were 50,000,000 shares of $.01 par value stock authorized and components of net assets are:
 Paid in capital                                                                        $90,354,535
 Undistributed net investment income                                                        116,785
 Undistributed net realized gain on investments                                             341,961
 Net unrealized appreciation of investments                                               3,635,818
                                                                                        -----------
 Net Assets                                                                             $94,449,099
                                                                                        ===========

See Notes to Financial Statements

                              CSI Fixed Income Fund

CSI FIXED INCOME FUND
STATEMENT OF OPERATIONS

Year ended August 31, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME
 Interest                                                          $ 4,642,691
                                                                   -----------
EXPENSES
 Investment management fees (Note 2)                    $1,053,422
 Recordkeeping and administrative services (Note 2)        180,111
 Custodian and accounting fees                              60,580
 Audit and legal fees                                       34,930
 Shareholder servicing and reports                          34,607
 Registration fees                                          28,219
 Transfer agent fees                                        29,312
 Organization expense amortization                           1,617
 Insurance                                                  31,764
 Other expenses                                             42,797
                                                        ----------
   Total expenses                                                    1,497,359
 Fee waivers (Note 2)                                                 (526,711)
                                                                   -----------
 Net expenses                                                          970,648
                                                                   -----------
 Net investment income                                               3,672,043
                                                                   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain on investment                                       344,708
 Net decrease in unrealized appreciation on investments             (1,967,305)
                                                                   -----------
 Net increase in net assets resulting from operations              $ 2,049,446
                                                                   ===========

See Notes to Financial Statements

                              CSI Fixed Income Fund

CSI FIXED INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      Year ended      Year ended
                                                                    August 31, 2003 August 31, 2002
                                                                    --------------- ---------------
OPERATIONS
 Net investment income                                               $  3,672,043    $  3,644,220
 Net realized gain on investments                                         344,708              --
 Change in net unrealized appreciation of investments                  (1,967,305)      2,763,457
                                                                     ------------    ------------
 Net increase in net assets resulting from operations                   2,049,446       6,407,677
DISTRIBUTIONS TO SHAREHOLDERS FROM
 Net investment income ($.38 and $.39 per share, respectively)         (3,748,782)     (3,524,663)
CAPITAL SHARE TRANSACTIONS
 Net increase (decrease) in net assets resulting from capital share
   transactions*                                                       (9,400,024)     10,431,583
                                                                     ------------    ------------
 Net increase (decrease) in net assets                                (11,099,360)     13,314,597
 Net assets at beginning of year                                      105,548,459      92,233,862
                                                                     ------------    ------------
NET ASSETS at the end of the year (including undistributed net
  investment income of $116,785 and $193,524, respectively)          $ 94,449,099    $105,548,459
                                                                     ============    ============

* A summary of capital share transactions follows:

                                            Year ended                Year ended
                                          August 31, 2003           August 31, 2002
                                     ------------------------  ------------------------
                                       Shares        Value       Shares        Value
                                     ----------  ------------  ----------  ------------
Shares sold                           2,090,223  $ 22,459,450   5,211,080  $ 54,577,937
Shares reinvested from distributions    327,472     3,513,731     321,422     3,330,082
Shares redeemed                      (3,288,627)  (35,373,205) (4,545,145)  (47,476,436)
                                     ----------  ------------  ----------  ------------
Net increase (decrease)                (870,932) $ (9,400,024)    987,357  $ 10,431,583
                                     ==========  ============  ==========  ============

See Notes to Financial Statements

                              CSI Fixed Income Fund

CSI FIXED INCOME FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------

                                                        Years ended August 31,
                                            --------------------------------------------
                                              2003     2002      2001     2000     1999
                                            -------  --------  -------  -------  -------
Per Share Operating Performance
Net asset value, beginning of year          $ 10.69  $  10.38  $  9.92  $  9.75  $ 10.48
                                            -------  --------  -------  -------  -------
Income from investment operations-
 Net investment income                         0.38      0.41     0.45     0.43     0.39
 Net realized and unrealized gain (loss) on
   investments                                (0.20)     0.29     0.45     0.18    (0.51)
                                            -------  --------  -------  -------  -------
 Total from investment operations              0.18      0.70     0.90     0.61    (0.12)
                                            -------  --------  -------  -------  -------
Less distributions-
 Distributions from net investment income     (0.38)    (0.39)   (0.44)   (0.44)   (0.61)
 Distributions from capital gains                --        --       --       --       --
                                            -------  --------  -------  -------  -------
 Total distributions                          (0.38)    (0.39)   (0.44)   (0.44)   (0.61)
                                            -------  --------  -------  -------  -------
 Net asset value, end of year               $ 10.49  $  10.69  $ 10.38  $  9.92  $  9.75
                                            =======  ========  =======  =======  =======
Total Return                                   1.70%     6.98%    9.29%    6.39%   (1.31%)
                                            =======  ========  =======  =======  =======
Ratios/Supplemental Data
 Net assets, end of year (000's)            $94,449  $105,548  $92,234  $64,671  $48,605
Ratio to average net assets - /(A)/
 Expenses /(B)/                                0.92%     0.98%    0.98%    0.99%    1.00%
 Expenses - net /(C)/                          0.92%     0.97%    0.97%    0.99%    1.00%
 Net investment income                         3.46%     3.89%    4.37%    4.43%    4.22%
Portfolio turnover rate                       23.21%     2.32%    1.67%   11.52%    1.38%

/(A)/ Management fee waivers reduced the expense ratios and increased the net investment income ratio by .50% for the each of the five years presented.

/(B)/ Expense ratios have been increased to include custodian fees which were offset by custodian credits and before management fee waivers.

/(C)/ Expense ratio - net reflects the effect of the management fee waivers and the custodian fee credits the fund received.

See Notes to Financial Statements

                              CSI Fixed Income Fund

CSI FIXED INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS

August 31, 2003
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      The CSI Fixed Income Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. The Fund was established in 1997 as a series of TWF which has allocated to the Fund 50,000,000 of its 750,000,000 shares of $.01 par value common stock.

      The objective of the Fund is to seek current income by investing in debt securities. The Fund seeks to achieve its objective by investing in obligations issued or guaranteed by the U.S. Government, its agencies, authorities, and instrumentalities ("U.S. Government Securities"), municipal securities, corporate debt securities, zero coupon bonds, as well as obligations of governments, instrumentalities and corporations outside the U.S.

      The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

      A. Security Valuation. Money market investments with a remaining maturity of less than sixty days are valued using the amortized cost method; debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Fund, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Security Transactions and Interest Income. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a first-in, first-out basis. Interest income is recorded on the accrual basis. Bond discounts and premiums are accreted/amortized on the interest method.

      D. Cash and Cash Equivalents. Cash and cash equivalents consist of overnight deposits with Custodian Bank which earn interest at the current market rate.

      E. Use of Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER

      Pursuant to an Investment Advisory Agreement, the Advisor, CSI Capital Management, Inc. ("CSI") provides investment services for an annual fee of 1.00% of average daily net assets of the Fund. CSI has voluntarily agreed to waive its fees and reimburse the fund through December 31, 2003 for expenses in order to limit the operating expenses to 1.00% of average net assets. For the year ended August 31, 2003, the manager waived fees of $526,711.

     As  provided  in  the   Administrative   Agreement,   the  Fund  reimbursed
Commonwealth Shareholder Services, Inc. ("CSS"), its administrative agent, $193,622 for providing shareholder services, recordkeeping,

                              CSI Fixed Income Fund
     administrative services and blue-sky filings. The Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives 0.20% of average daily net assets of the Fund on the first $50 million, 0.15% per annum of the average daily net assets from $50 million to $100 million, and 0.10% per annum of the average daily net assets over $100 million.

     Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $27,839 for its services for year ended August 31, 2003.

     Certain officers and/or directors of the Fund are also officers and/or directors of CSI, CSS, and FSI.

NOTE 3 - INVESTMENTS

     The cost of purchases and the proceeds from maturities of securities other than short-term notes aggregated $23,000,000 and $34,409,188, respectively for the year ended August 31, 2003.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

     Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to post-October capital losses.

     The tax character of distributions paid during the year ended August 31, 2003 and the year ended August 31, 2002 was as follows:

                                       Year ended      Year ended
                                     August 31, 2003 August 31, 2002
                                     --------------- ---------------
            Distributions paid from:
             Ordinary income           $3,748,782      $3,524,663
                                       ==========      ==========

      As of August 31, 2003, the components of distributable earnings on a tax basis were as follows:

                       Ordinary income         $  116,785
                         Long-term capital gains 341,961
                        Unrealized appreciation 3,635,818
                                               ----------
                                               $4,094,564
                                               ==========

                              CSI Fixed Income Fund

Report of Independent Certified Public Accountants

To the Shareholders and Board of Directors of The World Funds, Incorporated Richmond, Virginia

     We have audited the accompanying statement of assets and liabilities of the CSI Fixed Income Fund, a series of The World Funds, Inc., including the schedule of portfolio investments as of August 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the CSI Fixed Income Fund as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER AND BAKER
Philadelphia, Pennsylvania
October 10, 2003

                              CSI Fixed Income Fund

The World Funds, Inc.
(the "Company")

SUPPLEMENTAL INFORMATION (Unaudited)

     Information pertaining to the directors and officers of the Company is set forth below. The Statement of Additional Information (the "SAI") includes additional information about the directors and is available without charge upon request by calling (800) 527-9525.

Name, Address and    Position(s) Held Number of Principal Occupation(s)               Other
Year Born            with Company     Funds in  During the Past 5 Years               Directorships by
                     and Tenure       Company                                         Directors and
                                      Overseen                                        Number of Funds
                                                                                      in the Complex
                                                                                      Overseen
-------------------------------------------------------------------------------------------------------
Interested Directors:
-------------------------------------------------------------------------------------------------------
*John Pasco, III(1)  Chairman,            8     Mr. Pasco is Treasurer and a Director Vontobel
1500 Forest Avenue   Director and               of Commonwealth Shareholder           Funds, Inc. -
Suite 223            Treasurer since            Services, Inc. ("CSS"), the           3 Funds;
Richmond, VA 23229   May, 1997                  Company's Administrator, since        The World
(1945)                                          1985; President and Director of First Insurance Trust -
                                                Dominion Capital Corp. ("FDCC"),
                                                1 Fund the Company's
                                                underwriter; Director and
                                                shareholder of Fund Services,
                                                Inc., the Company's Transfer and
                                                Disbursing Agent since 1987;
                                                President and Treasurer of
                                                Commonwealth Capital Management,
                                                Inc. since 1983 which also owns
                                                an interest in the investment
                                                adviser to the Fund; President
                                                of Commonwealth Capital
                                                Management, LLC, the to the
                                                GenomicsFund series of the
                                                Company, since December, 2000;
                                                Shareholder of Commonwealth Fund
                                                Accounting, Inc., which provides
                                                bookkeeping services to the
                                                Company; Chairman, Director and
                                                Treasurer of Vontobel Funds,
                                                Inc., a registered investment
                                                company, since March, 1997;
                                                Chairman, Trustee and Treasurer
                                                of The World Insurance Trust, a
                                                registered investment company,
                                                since May, 2002. Mr. Pasco is
                                                also a certified public
                                                accountant.
-------------------------------------------------------------------------------------------------------
Non-Interested Directors:
-------------------------------------------------------------------------------------------------------
Samuel Boyd, Jr.     Director since       8     Mr. Boyd is Manager of the Customer   Vontobel Funds,
10808 Hob Nail Court May, 1997                  Services Operations and Accounting    Inc. - 3 Funds;
Potomac, MD 20854                               Division of the Potomac Electric      The World
(1940)                                          Power Company since August, 1978;     Insurance Trust -
                                                Director of Vontobel Funds, Inc., a   1 Fund; Satuit
                                                registered investment company, since  Capital
                                                March, 1997; a Trustee of The World   Management
-------------------------------------------------------------------------------------------------------

Name, Address and       Position(s) Held  Number of Principal Occupation(s)                Other
Year Born               with Company      Funds in  During the Past 5 Years                Directorships by
                        and Tenure        Company                                          Directors and
                                          Overseen                                         Number of Funds
                                                                                           in the Complex
                                                                                           Overseen
------------------------------------------------------------------------------------------------------------
Non-Interested Directors (continued):
------------------------------------------------------------------------------------------------------------
                                                    Insurance Trust, a
                                                    registered Trust - 1 Fund;
                                                    investment company, since
                                                    May, Janus Capital 2002; and
                                                    a Trustee of Satuit Capital
                                                    Management Management Trust,
                                                    a registered Trust - 2 Funds
                                                    investment company, since
                                                    October, 2002. Mr. Boyd is
                                                    also a certified public
                                                    accountant.
------------------------------------------------------------------------------------------------------------
William E. Poist        Director since       8      Mr. Poist is a financial and tax       Vontobel Funds,
5272 River Road         May, 1997                   consultant through his firm            Inc. - 3 Funds;
Bethesda, MD 20816                                  Management Consulting for              The World
(1939)                                              Professionals since 1968; Director of  Insurance Trust -
                                                    Vontobel Funds, Inc., a registered     1 Fund
                                                    investment company, since March,
                                                    1997; and a Trustee of The World
                                                    Insurance Trust, a registered
                                                    investment company, since May,
                                                    2002. Mr. Poist is also a certified
                                                    public accountant.
------------------------------------------------------------------------------------------------------------
Paul M. Dickinson       Director since       8      Mr. Dickinson is President of Alfred   Vontobel Funds,
8704 Berwickshire Drive May, 1997                   J. Dickinson, Inc. Realtors since      Inc. - 3 Funds;
Richmond, VA 23229                                  April, 1971; Director of Vontobel      The World
(1947)                                              Funds, Inc., a registered investment   Insurance Trust -
                                                    company, since March, 1997;
                                                    and a 1 Fund Trustee of The
                                                    World Insurance Trust, a
                                                    registered investment
                                                    company, since May, 2002.
------------------------------------------------------------------------------------------------------------
Officers:
------------------------------------------------------------------------------------------------------------
F. Byron Parker, Jr. Secretary since N/A Mr. Parker is Secretary of CSS and N/A
1500 Forest Avenue May, 1997 FDCC since 1986; Secretary of Suite 222 Vontobel
Funds, Inc., a registered Richmond, VA 23229 investment company, since March,
(1943) 1997; Secretary of The World
                                                    Insurance Trust, a
                                                    registered investment
                                                    company, since May, 2002;
                                                    and partner in the law firm
                                                    Parker and McMakin.
------------------------------------------------------------------------------------------------------------
* Jane H. Williams      Vice President of    N/A    Ms. Williams is President of Sand      N/A
245 Lytton Avenue       the Company                 Hill Advisors, Inc., a registered
Suite 250               and President of            investment adviser, since August,
Pal Alto, CA 94301-1465 the Sand Hill               2000 and was the Executive Vice
(1948)                  Portfolio                   President of Sand Hill Advisors, since
                        Manager Fund                1982.
                        series since May,
                        1997.
------------------------------------------------------------------------------------------------------------

Name, Address and           Position(s) Held Number of Principal Occupation(s)                 Other
Year Born                   with Company     Funds in  During the Past 5 Years                 Directorships by
                            and Tenure       Company                                           Directors and
                                             Overseen                                          Number of Funds
                                                                                               in the Complex
                                                                                               Overseen
---------------------------------------------------------------------------------------------------------------
Officers (continued):
---------------------------------------------------------------------------------------------------------------
* Leland H. Faust           President of the    N/A    Mr. Faust is President of CSI Capital   N/A
One Montgomery Street       CSI Equity Fund            Management, Inc., a registered
Suite 2525                  series and the             investment adviser, since 1978. Mr.
San Francisco, CA 94104     CSI Fixed                  Faust is also a partner in the law firm
(1946)                      Income Fund                Taylor & Faust since September,
                            series since               1975.
                            October, 1997.
---------------------------------------------------------------------------------------------------------------
*Stephen Goddard            Vice President      N/A    Mr. Goddard has been the President      N/A
One James Center            of the Company             and principal shareholder of The
Suite 1501                  and President of           London Company, a registered
Richmond, VA 23219          the New Market             investment adviser, since its inception
(1961)                      Fund series                and has been the portfolio manager of
                            since March,               the New Market Fund series since its
                            2003                       inception on October 1, 1998. Mr.
                                                       Goddard is also a manager
                                                       and shareholder of
                                                       Virginia Management
                                                       Investment Corporation, a
                                                       registered investment
                                                       adviser. Mr. Goddard has
                                                       fifteen years experience
                                                       in senior portfolio
                                                       management, security
                                                       analysis and finance.
---------------------------------------------------------------------------------------------------------------
* John T. Connor, Jr.       Vice President      N/A    Mr. Connor is President of Third        Member, Board of
1185 Avenue of the Americas of the Company             Millennium Investment Advisors,         Directors, Teton
32nd Floor                  and President of           LLC, a registered investment adviser,   Petroleum
New York, NY 10036          the Third                  since April, 1998; and Chairman of      Company since
(1941)                      Millennium                 ROSGAL Insurance since 1993.            April, 2003
                            Russia Fund series since October, 1998.
---------------------------------------------------------------------------------------------------------------
* Robert J. Sullivan        Vice President      N/A    Chairman of the Board, President and    N/A
2608 Goldbug Avenue         of the Company             Treasurer of Satuit Capital
Sullivans Island, SC 29482  and President of           Management Trust, an open-end
(1961)                      the                        investment management company,
                            GenomicsFund               since December, 2000; Managing
                            series since               Director and Investment Officer of
                            January, 2003              Satuit Capital Management, LLC, a
                                                       registered investment
                                                       Adviser, from June, 2000
                                                       to Present; Portfolio
                                                       Manager and Senior Equity
                                                       Analyst at Cadence
                                                       Capital Management from
                                                       1997 to 2000, an
                                                       institutional asset
                                                       management firm.
---------------------------------------------------------------------------------------------------------------

Name, Address and          Position(s) Held Number of Principal Occupation(s)          Other
Year Born                  with Company     Funds in  During the Past 5 Years          Directorships by
                           and Tenure       Company                                    Directors and
                                            Overseen                                   Number of Funds
                                                                                       in the Complex
                                                                                       Overseen
-------------------------------------------------------------------------------------------------------
Officers (continued):
-------------------------------------------------------------------------------------------------------
* Derwood S. Chase, Jr.    Vice President      N/A    Mr. Chase is President of Chase        N/A
300 Preston Avenue         of the Company             Investment Counsel Corporation,
Suite 403                  and President of           a registered investment adviser,
Charlottesville, VA 22902  the Chase Mid-             and its predecessor, since 1957.
(1931)                     Cap Growth
                           Fund since
                           September,
                           2002.
-------------------------------------------------------------------------------------------------------
* E. Ronald Lara           Vice President      N/A    Mr. Lara is the Executive Vice         N/A
8000 Towers Crescent Drive of the Company             President of the Lara Group,
Suite 660                  and President of           Ltd., a registered investment
Vienna, VA 22182-2700      the Lara U.S.              adviser, since January, 1991.
(1943)                     Treasury Fund
                           series since
                           March, 2003.
-------------------------------------------------------------------------------------------------------

Investment Adviser:

   CSI Capital Management, Inc.
     445 Bush Street, 5/th/ Floor
     San Francisco, California 94108-3725

Distributor:

   First Dominion Capital Corp.
     1500 Forest Avenue, Suite 223
     Richmond, Virginia 23229

Independent Auditors:

   Tait, Weller and Baker
     1818 Market Street, Suite 2400
     Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to CSI Equity Fund and CSI Fixed Income Funds' Transfer Agent:

   Fund Services, Inc.
     Post Office Box 26305
     Richmond, Virginia 23260
     (800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call CSI Funds at (888) 826-2520 Toll Free.

                          Annual Report to Shareholders

                               THE NEW MARKET FUND

                                   A series of
                              The World Funds, Inc.
                          A "Series" Investment Company

                               For the Year Ended

Dear Shareholder,

     Since our last report, the New Market Fund has gained 22%, outperforming the S&P 500 by 10%. For the past three and five years, the Fund has ranked in the top quartile of large cap core funds with the lowest risk rating in the Morningstar universe.

     While the markets have performed well recently, we are cautious near term. The economy is moderately strengthening with the help of the Administration's tax cuts and the Fed's aggressive stimulative monetary policy. Despite this upturn, we believe the market has already discounted the current recovery, plus more.

     This has been an odd so called recovery to say the least. Since the end of the recession the economy has actually lost 1.7 million jobs and year to date we have lost 425,000 jobs. Yet at the end of the third quarter, the S&P was up 13.2% for the year.

     There are several issues we are concerned about. Consumer confidence seems to have stalled with the most recent report of 76.8% versus expectations of 80.5%. Consumers have powered the economy as many benefited from the monetary and fiscal stimulus. Just ask your local mortgage broker. Yet, now it looks like consumers may be pausing, which presents some concerns for economic growth. Job insecurity is becoming an issue again as corporations downsize and outsource jobs overseas to lower cost regions. Although many companies sound more optimistic, they have yet to really increase capital spending or hire in a way to sustain the recovery.

     In addition, the political environment remains volatile. President Bush's approval rating, although still high by historical standards, has declined. There is more criticism of the monetary and fiscal policies that pulled us out of the recession. If the economy does take a turn for the worse, it seems to us that the political drive for more fiscal and monetary stimulus will decrease. Critics (or should we say opportunists) who kept quiet when things were going well in Iraq have come out of the woodwork to question the Nation's Iraq policy. The 2004 election is on the horizon, and will likely keep the political environment alive with cross currents that bear watching.

     What do these issues mean for stocks? We continue to believe that the market will be range bound for the next 5 to 10 years. Stock pickers should outperform indexers and the best performing stocks will be those that produce strong stable cash flows and have the ability to pay high dividends.

     We see a great deal of return from equities coming from excess cash flows. As a result of more favorable tax laws, lack of internal growth opportunities and shareholder pressure, companies will return this cash to their shareholders.

     We also expect further merger and acquisition activity as companies wring out the excess capacity that exists in the economy. These trends are already visible, and we believe they will only accelerate.

     The bottom line is: we are in a mature economy with a rapidly aging population and we are positioning the Fund to benefit from this "New Market."

      Thank you for your continued support.

                                    Best regards,

                                     Stephen

                                     [CHART]

                       COMPARISON OF $10,000 INVESTMENT IN
              THE NEW MARKET FUND VS. LIPPER LARGE CAP VALUE INDEX
                                 CLASS A SHARES

           THE NEW MARKET FUND   LIPPER LARGE CAP VALUE INDEX
           -------------------   ----------------------------
10/1/98          $10.0                     $10.0
8/31/99           11.3                      12.8
8/31/00           11.4                      13.8
8/31/01           11.3                      12.5
8/31/02           10.7                      10.4
8/31/03           11.5                      11.5

 Past performance is not predictive of future performance. Performance figures include deduction of maximum applicable sales charges.


                         Average Annual Total Return for Period Ended August 31, 2003*

                         1 Year                         3 Year            Since Inception

                         4.42%                          -0.73%                 2.80%

                         * The total return shown does not reflect the deduction
                           of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

     The Lipper Large Cap Value Index is an equally-weighted performance index, adjusted for capital gains distributions and income dividends of the largest 30 qualifying equity funds that, by practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index.

     (The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)

                                     [CHART]

                       COMPARISON OF $10,000 INVESTMENT IN
              THE NEW MARKET FUND VS. LIPPER LARGE CAP VALUE INDEX
                                 CLASS C SHARES

           THE NEW MARKET FUND   LIPPER LARGE CAP VALUE INDEX
           -------------------   ----------------------------
5/1/03           $10.00                     $10.00
8/31/03           11.10                      11.07

            Past performance is not predictive of future performance.


         Average Annual Total Return for Period Ended August 31, 2003*

                                 Since Inception

                                     10.98%

  * The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares


     The Lipper Large Cap Value Index is an equally-weighted performance index, adjusted for capital gains distributions and income dividends of the largest 30 qualifying equity funds that, by practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index.

     (The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)

                               THE NEW MARKET FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 August 31, 2003

          Number                                             Market
          of Shares Security Description                     Value
          --------- --------------------                   ----------

                    COMMON STOCK:                   98.38%

                    CHEMICALS:                       1.79%
            7,480   Ethyl Corp.*                           $   86,170
                                                           ----------

                    COMPUTERS & SERVICES:            2.16%
            3,200   Dell Computer*                            104,416
                                                           ----------

                    CONSUMER GOODS:                 14.09%
            5,000   Energizer Holdings*                       183,900
            8,900   Gillette Co.                              288,894
            3,000   UST Inc.                                  100,200
            4,000   Waste Mgmt Inc.                           106,440
                                                           ----------
                                                                         679,434
                                                           ----------

                    DIVERSIFIED:                     1.31%
              200   Wesco Financial Corp.                      63,202
                                                           ----------

                    ELECTRIC:                        2.97%
            5,000   Intel Corp                                143,100
                                                           ----------

                    ENERGY:                          1.81%
            1,200   Chevrontexaco Corp.                        87,444
                                                           ----------

                    FINANCIALS:                      9.92%
            3,900   Ambac Financial Group                     253,188
            3,000   American Express Co.                      135,150
            1,800   Wells Fargo Co.                            90,252
                                                           ----------
                                                                         478,590
                                                           ----------

                    INSURANCE:                      37.00%
              452   Berkshire Hathaway Inc-Class B*         1,143,560
            1,200   Markel Corp.*                             322,500
              800   White Mountains Insurance                 318,528
                                                           ----------
                                                                       1,784,588
                                                           ----------

           Number                                            Market
           of Shares Security Description                    Value
           --------- --------------------                  ----------

                     MANUFACTURING:                  1.47%
             2,400   General Electric                      $   70,968
                                                           ----------

                     MEDICAL:                        3.47%
             1,500   Johnson & Johnson                         74,370
             3,100   Pfizer Inc.                               92,752
                                                           ----------
                                                                         167,122
                                                           ----------

                     REIT:                           9.60%
             7,500   First Industrial Realty Trust            228,375
            12,800   United Dominion Realty Trust             234,496
                                                           ----------
                                                                         462,871
                                                           ----------

                     RETAIL:                         2.79%
             3,484   CarMax Inc.*                             134,308
                                                           ----------

                     TECHNOLOGY:                     4.72%
             5,900   Cisco*                                   112,985
             9,000   EMC Corp Mass*                           114,750
                                                           ----------
                                                                         227,735
                                                           ----------

                     TRANSPORT SERVICES:             5.29%
             3,800   Fedex Corp.                              254,980
                                                           ----------

                     TOTAL INVESTMENTS:
                     (Cost: $3,514,313)**           98.39% $4,744,928
                     Other assets, net               1.61%     77,581
                                                   ------  ----------

                     NET ASSETS                    100.00% $4,822,509
                                                   ======  ==========

* Non-income producing
**Cost for Federal income tax purpose is $3,514,313 and net unrealized appreciation consists of:

                   Gross unrealized appreciation $1,274,028
                   Gross unrealized depreciation    (43,413)
                                                 ----------
                   Net unrealized appreciation   $1,230,615
                                                 ==========

See Notes to Financial Statements

THE NEW MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES

August 31, 2003
--------------------------------------------------------------------------------

ASSETS
 Investments at value (identified cost of $3,514,313) (Notes 1 & 3)              $4,744,928
 Cash                                                                                45,102

 Receivables:
   Due from investment advisor (Note 2)                                  $33,661
   Dividends                                                               4,453
   Fund shares sold                                                           97
                                                                         -------
                                                                                     38,211
 Deferred organization costs (Note 1)                                                 1,417
 Other assets                                                                         2,868
                                                                                 ----------
     TOTAL ASSETS                                                                 4,832,526
                                                                                 ----------

LIABILITIES
 Accrued 12b-1 fees                                                                   2,602
 Accrued expenses                                                                     7,415
                                                                                 ----------
     TOTAL LIABILITIES                                                               10,017
                                                                                 ----------

NET ASSETS                                                                       $4,822,509
                                                                                 ==========

Class A Shares

NET ASSETS                                                                       $4,809,975
                                                                                 ==========
 NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   ($4,809,975 / 395,764 shares outstanding)                                     $    12.15
                                                                                 ==========
 MAXIMUM OFFERING PRICE PER SHARE ($12.15 x 100 / 94.25)                         $    12.89
                                                                                 ==========

Class C Shares

NET ASSETS                                                                       $   12,534
                                                                                 ==========
 NET ASSET VALUE, OFFER AND REDEMPTION PRICE PER SHARE
   ($12,534 / 1,033 shares outstanding)                                          $    12.13
                                                                                 ==========
 At August 31, 2003 there were 50,000,000 shares of $.01 par value stock authorized and components of net assets are:
 Paid in capital                                                                 $4,408,497
 Accumulated net realized loss on investments                                      (816,603)
 Net unrealized appreciation of investments                                       1,230,615
                                                                                 ----------
 Net Assets                                                                      $4,822,509
                                                                                 ==========

See Notes to Financial Statements

THE NEW MARKET FUND
STATEMENT OF OPERATIONS

For the Year Ended August 31, 2003
--------------------------------------------------------------------------------

   INVESTMENT INCOME
    Dividend income                                        $61,723
    Interest income                                            140
                                                           -------
      Total income                                                 $  61,863
                                                                   ---------

   EXPENSES
    Investment advisory fees (Note 2)                       44,625
    12b-1 fees--Class A (Note 2)                            22,303
    12b-1 and servicing fees--Class C (Note 2)                  36
    Recordkeeping and administrative services (Note 2)      15,000
    Legal and audit fees                                    16,652
    Transfer agent fees (Note 2)                            36,797
    Custodian and accounting fees (Note 3)                  21,072
    Organization expense amortization                       11,012
    Shareholder servicing and reports (Note 2)              20,194
    Registration                                             6,524
    Miscellaneous                                           11,890
                                                           -------
      Total expenses                                                 206,105
    Management fee waiver and reimbursed expenses (Note 2)          (116,669)
    Custody credits (Note 3)                                            (771)
                                                                   ---------
    Net expenses                                                      88,665
                                                                   ---------
    Net investment loss                                              (26,802)
                                                                   ---------

   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized loss on investments                                (215,733)
    Net increase in unrealized appreciation on investments           709,230
                                                                   ---------
    Net gain on investments                                          493,497
                                                                   ---------
    Net increase in net assets resulting from operations           $ 466,695
                                                                   =========

See Notes to Financial Statements

THE NEW MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      Year ended      Year ended
                                                                    August 31, 2003 August 31, 2002
                                                                    --------------- ---------------
OPERATIONS
 Net investment loss                                                  $  (26,802)     $  (43,352)
 Net realized loss on investments                                       (215,733)       (385,789)
 Change in unrealized appreciation of investments                        709,230         119,889
                                                                      ----------      ----------
 Net increase (decrease) in net assets resulting from operations         466,695        (309,252)

CAPITAL SHARE TRANSACTIONS
 Net increase (decrease) in net assets resulting from capital share
   transactions*--Class A                                               (413,460)       (594,870)
 Net increase (decrease) in net assets resulting from capital share
   transactions*--Class C                                                 11,478              --
                                                                      ----------      ----------
 Net increase (decrease) in net assets                                    64,713        (904,122)
 Net assets at beginning of year                                       4,757,796       5,661,918
                                                                      ----------      ----------

NET ASSETS at the end of the year                                     $4,822,509      $4,757,796
                                                                      ==========      ==========

* A summary of capital share transactions follows:

            Class A shares:
                                Year ended          Year ended
                              August 31, 2003     August 31, 2003
                            ------------------  ------------------
                             Shares    Value     Shares    Value
                            -------  ---------  -------  ---------
            Shares sold      35,261  $ 377,808   22,951  $ 267,272
            Shares redeemed (73,030)  (791,268) (75,410)  (862,142)
                            -------  ---------  -------  ---------
            Net decrease    (37,769) $(413,460) (52,459) $(594,870)
                            =======  =========  =======  =========

            Class C shares:
                                  Period ended
                                August 31, 2003**
                            ------------------
                             Shares    Value
                            -------  ---------
            Shares sold       1,033  $  11,478
            Shares redeemed      --         --
                            -------  ---------
            Net increase      1,033  $  11,478
                            =======  =========

**Commencement of operations of Class C shares was May 1, 2003.

See Notes to Financial Statements

THE NEW MARKET FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                 Class A Shares                     Class C Shares
                              ------------------------------------------------     ----------------
                                    Years ended August 31,
                              ---------------------------------     Period ended     Period ended
                                2003     2002     2001     2000   August 31, 1999* August 31, 2003*
                              ------   ------   ------   ------   ---------------- ----------------
Per Share Operating
  Performance
Net asset value, beginning of
  period                      $10.97   $11.65   $11.71   $11.64        $10.00           $10.93
Income from investment
  operations-
 Net investment loss           (0.07)   (0.10)   (0.09)   (0.03)        (0.03)           (0.07)
 Net realized and unrealized
   gain (loss) on investments   1.25    (0.58)    0.03     0.10          1.67             1.27
                              ------   ------   ------   ------        ------           ------
 Total from investment
   operations                   1.18    (0.68)   (0.06)    0.07          1.64             1.20
                              ------   ------   ------   ------        ------           ------
 Net asset value, end of
   period                     $12.15   $10.97   $11.65   $11.71        $11.64           $12.13
                              ======   ======   ======   ======        ======           ======
Total Return                   10.76%   (5.84%)  (0.51%)   0.60%        13.20%           10.98%
                              ======   ======   ======   ======        ======           ======

Ratios/Supplemental Data
 Net assets, end of period
   (000's)                    $4,810   $4,758   $5,662   $5,347        $3,256           $   13
Ratio to average net
  assets/ (A)(D)/
 Expenses/ (B)/                 2.00%    2.08%    2.07%    1.99%         1.99%**          2.50%**
 Expense ratio - net /(C)/      1.99%    1.99%    1.99%    1.99%         1.99%**          2.49%**
 Net investment loss           (0.60%)  (0.80%)  (0.83%)  (0.34%)       (0.41%)**        (1.10%)**
Portfolio turnover rate        23.54%    7.09%    8.72%   32.86%         8.31%           23.54%

*Commencement of operations for Class A shares was October 1, 1998; commencement of operations for Class C shares was May 1, 2003.
**Annualized

/(A)/ Fee waivers and reimbursements reduced the expense ratio and increased net investment income ratio for Class A shares by 2.62% for the year ended August 31, 2003, 1.71% for the year ended August 31, 2002, 1.54% for the year ended August 31, 2001, 1.70% for the year ended August 31, 2000 and 2.48% for the period ended August 31, 1999.

/(B)/ Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and before management fee waivers and reimbursements.

/(C)/ Expense ratio - net reflects the effect of the management fee waivers and reimbursements and custodian fee credits the fund received.

/(D)/ Fee waiver and reimbursements reduced the expense ratio and increased net investment income ratio for Class C shares by 2.62% for the year ended August 31, 2003.

See Notes to Financial Statements

THE NEW MARKET FUND
NOTES TO THE FINANCIAL STATEMENTS

August 31, 2003
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     The New Market Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in June, 1998 as a series of TWF which has allocated to the Fund 50,000,000 shares of its 750,000,000 shares of $.01 par value common stock. Initial outside investors purchased shares of the fund on June 30, 1998. However, operations of the Fund did not commence until October 1, 1998. The Fund currently offers two Classes of shares ("Class A" and "Class C").

     The investment objective of the Fund is to achieve long-term growth of capital by investing in a portfolio composed of common stocks and securities convertible into common stock, such as warrants, convertible bonds, debentures or convertible preferred stock.

     The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

     A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sales price; other securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. Money market investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

     B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund has a capital loss carryforward of $545,332 available to offset future capital gains, if any, which expires in 2008 and 2009. As of August 31, 2003, the Fund has a post-October capital loss deferral of $271,271 which will be recognized in the following tax year.

     C. Security Transactions and Income. As is common in the industry, security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

     D. Deferred Organizational Expenses. All of the expenses of TWF incurred in connection with its organization and the public offering of its shares have been assumed by the series funds of TWF. The organization expenses allocable to The New Market Fund are being amortized over a period of fifty-six (56) months.

     E. Accounting Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     F.  Class  Net  Asset  Values  and  Expenses.  All  income,   expenses  not
attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER

     Pursuant to an  Investment  Advisory  Agreement,  the  Advisor,  The London
Company of Virginia, ("TLC"), provides investment advisory services for an annual fee of 1.0% of the average daily net assets of the Fund. Prior to April 1, 2003, investment advisory services were provided by Virginia Management Investment Corporation ("VMIC"). TLC has contractually agreed to waive its fees and reimburse the Fund through December 31, 2003 for expenses in order to limit the operating expenses to 1.99% of average net assets. In addition, VMIC has guaranteed the obligations of TLC under this expense limitation agreement. For the year ended August 31, 2003, the advisor waived fees of $44,625 and reimbursed other expenses of $72,044. As of August 31, 2003 the Fund was due $33,661 from the Advisor.

     The Advisor will be entitled to reimbursement of fees waived or remitted by the Advisor to the Fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or remitted by the Advisor to the Fund during any of the previous five years, less any reimbursement previously paid by the Fund to the Advisor with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of August 31, 2003 was $401,548.

     The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Fund or TLC may finance activities which are primarily intended to result in the sale of the Fund's shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund or TLC. The Fund or TLC may incur such distribution expenses at the rate of .50% per annum on the Fund's A Class average daily net assets, and at the rate of .75% on the Fund's C Class average daily net assets. For the year ended August 31, 2003, there were $22,339 of distribution expenses incurred by the Fund.

     The Fund has also adopted a shareholder servicing plan for its Class C shares that provides that the Fund will compensate the Distributor with a servicing fee at the rate of .25% per annum of the C Class average daily net assets for the distributor's role of paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. For the year ended August 31, 2003, there were $9 of servicing fees incurred.

     As provided in the Administrative Agreement, the Fund reimbursed Commonwealth Shareholder Services, Inc. ("CSS"), its Administrative Agent,
$23,155 for providing shareholder services, record-keeping, administrative services and blue-sky filings. The Fund compensates CSS for blue-sky filings and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives .20% of average daily net assets, with a minimum fee of $15,000.

     First Dominion Capital Corporation ("FDCC") acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. Underwriting commissions and fees received by FDCC in connection with the distribution of the Fund's shares during the year ended August 31, 2003 were $170. Also, a two percent redemption fee is charged on shares held less than one year and is retained by the Fund to defray market effects, taxes, and expenses created by short-term investments in the Fund. Shares redeemed subject to a redemption fee will receive a lower redemption value per share.

     First Clearing Corp. is an affiliated broker of the Fund. First Clearing Corp. received as commission $3,956 from the Fund in connection with the purchases and sales of securities in the Fund's portfolio during the year ended August 31, 2003.

     Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $36,065 for its services for the year ended August 31, 2003.

     Certain officers and/or directors of the Fund are also officers, principals and/or directors of VMIC, CSS, FDCC and FSI.

NOTE 3 - INVESTMENTS/CUSTODY

     The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended August 31, 2003, aggregated $1,013,651 and $1,095,478, respectively.

     The custodian has provided credits in the amount of $771 against custodian charges based on credits on cash balances of the Fund.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

     Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These distribution differences primarily result from different treatments of post-October capital losses. There were no distributions to shareholders during the years ended August 31, 2003 and August 31, 2002.

     As of August 31, 2003, the components of distributable earnings on a tax basis were as follows:

                    Capital loss carryforward   $ (545,332)
                    Post-October capital losses   (271,271)
                        Unrealized appreciation 1,230,615
                                                ----------
                                                $  414,012
                                                ==========

     Reclassifications: Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2003, the Fund increased undistributed net investment income by $26,802 and decreased paid in capital by $26,802.

NOTE 5 - SPECIAL MEETING OF SHAREHOLDERS

     A Special Meeting of Shareholders of the Fund (the "Special Meeting") was held on March 31, 2003 pursuant to notice duly given to all shareholders of record at the close of business on January 28, 2003. At the Special Meeting, shareholders were asked to approve a new Investment Advisory Agreement between the World Funds, Inc., on behalf of its New Market Fund series, and The London Company (TLC). The number of shares voting for approval of the Investment Advisory Agreement was 173,444; the number of shares voting against approval of the Investment Advisory Agreement was 444 and the number of shares abstaining was 37,629.

Report of Independent Certified Public Accountants

To the Shareholders and Board of Directors of The World Funds, Inc. Richmond, Virginia

     We have audited the accompanying statement of assets and liabilities of The New Market Fund, a series of The World Funds, Inc., including the schedule of portfolio investments as of August 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods ended thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The New Market Fund as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER AND BAKER
Philadelphia, Pennsylvania
October 10, 2003

The World Funds, Inc.
(the "Company")

SUPPLEMENTAL INFORMATION (Unaudited)

     Information pertaining to the directors and officers of the Company is set forth below. The Statement of Additional Information (the "SAI") includes additional information about the directors and is available without charge upon request by calling (800) 527-9525.

Name, Address and   Position(s) Held Number of Principal Occupation(s)               Other
Year Born           with Company     Funds in  During the Past 5 Years               Directorships by
                    and Tenure       Company                                         Directors and
                                     Overseen                                        Number of Funds
                                                                                     in the Complex
                                                                                     Overseen
------------------------------------------------------------------------------------------------------
Interested Directors:
------------------------------------------------------------------------------------------------------
*John Pasco, III(1) Chairman,            8     Mr. Pasco is Treasurer and a Director Vontobel
1500 Forest Avenue  Director and               of Commonwealth Shareholder           Funds, Inc. -
Suite 223           Treasurer since            Services, Inc. ("CSS"), the           3 Funds;
Richmond, VA 23229  May, 1997                  Company's Administrator, since        The World
(1945)                                         1985; President and Director of First Insurance Trust -
                                               Dominion Capital Corp. ("FDCC"),
                                               1 Fund the Company's underwriter;
                                               Director and shareholder of Fund
                                               Services, Inc., the Company's
                                               Transfer and Disbursing Agent
                                               since 1987; President and
                                               Treasurer of Commonwealth Capital
                                               Management, Inc. since 1983 which
                                               also owns an interest in the
                                               investment adviser to the Fund;
                                               President of Commonwealth Capital
                                               Management, LLC, the to the
                                               GenomicsFund series of the
                                               Company, since December, 2000;
                                               Shareholder of Commonwealth Fund
                                               Accounting, Inc., which provides
                                               bookkeeping services to the
                                               Company; Chairman, Director and
                                               Treasurer of Vontobel Funds,
                                               Inc., a registered investment
                                               company, since March, 1997;
                                               Chairman, Trustee and Treasurer
                                               of The World Insurance Trust, a
                                               registered investment company,
                                               since May, 2002. Mr. Pasco is
                                               also a certified public
                                               accountant.
------------------------------------------------------------------------------------------------------

Name, Address and       Position(s) Held Number of Principal Occupation(s)               Other
Year Born               with Company     Funds in  During the Past 5 Years               Directorships by
                        and Tenure       Company                                         Directors and
                                         Overseen                                        Number of Funds
                                                                                         in the Complex
                                                                                         Overseen
----------------------------------------------------------------------------------------------------------
Non-Interested Directors:
----------------------------------------------------------------------------------------------------------
Samuel Boyd, Jr.         Director since      8     Mr. Boyd is Manager of the Customer   Vontobel Funds,
10808 Hob Nail Court     May, 1997                 Services Operations and Accounting    Inc. - 3 Funds;
Potomac, MD 20854                                  Division of the Potomac Electric      The World
(1940)                                             Power Company since August, 1978;     Insurance Trust -
                                                   Director of Vontobel Funds,
                                                   Inc., a 1 Fund; Satuit
                                                   registered investment
                                                   company, since Capital March,
                                                   1997; a Trustee of The World
                                                   Management Insurance Trust, a
                                                   registered Trust - 1 Fund;
                                                   investment company, since
                                                   May, Janus Capital 2002; and
                                                   a Trustee of Satuit Capital
                                                   Management Management Trust,
                                                   a registered Trust - 2 Funds
                                                   investment company, since
                                                   October, 2002. Mr. Boyd is
                                                   also a certified public
                                                   accountant.
----------------------------------------------------------------------------------------------------------
William E. Poist         Director since      8     Mr. Poist is a financial and tax      Vontobel Funds,
5272 River Road          May, 1997                 consultant through his firm           Inc. - 3 Funds;
Bethesda, MD 20816                                 Management Consulting for             The World
(1939)                                             Professionals since 1968; Director of Insurance Trust -
                                                   Vontobel Funds, Inc., a registered    1 Fund
                                                   investment company, since March,
                                                   1997; and a Trustee of The World
                                                   Insurance Trust, a registered
                                                   investment company, since May,
                                                   2002. Mr. Poist is also a certified
                                                   public accountant.
----------------------------------------------------------------------------------------------------------
Paul M. Dickinson        Director since      8     Mr. Dickinson is President of Alfred  Vontobel Funds,
8704 Berwickshire Drive  May, 1997                 J. Dickinson, Inc. Realtors since     Inc. - 3 Funds;
Richmond, VA 23229                                 April, 1971; Director of Vontobel     The World
(1947)                                             Funds, Inc., a registered investment  Insurance Trust -
                                                   company, since March, 1997;
                                                   and a 1 Fund Trustee of The
                                                   World Insurance Trust, a
                                                   registered investment
                                                   company, since May, 2002.
----------------------------------------------------------------------------------------------------------

Name, Address and       Position(s) Held  Number of Principal Occupation(s)                 Other
Year Born               with Company      Funds in  During the Past 5 Years                 Directorships by
                        and Tenure        Company                                           Directors and
                                          Overseen                                          Number of Funds
                                                                                            in the Complex
                                                                                            Overseen
------------------------------------------------------------------------------------------------------------
Officers:
------------------------------------------------------------------------------------------------------------
F. Byron Parker, Jr.    Secretary since      N/A    Mr. Parker is Secretary of CSS and            N/A
1500 Forest Avenue      May, 1997                   FDCC since 1986; Secretary of
Suite 222                                           Vontobel Funds, Inc., a registered
Richmond, VA 23229                                  investment company, since March,
(1943)                                              1997; Secretary of The World
                                                    Insurance Trust, a
                                                    registered investment
                                                    company, since May, 2002;
                                                    and partner in the law firm
                                                    Parker and McMakin.
------------------------------------------------------------------------------------------------------------
* Jane H. Williams      Vice President of    N/A    Ms. Williams is President of Sand             N/A
245 Lytton Avenue       the Company                 Hill Advisors, Inc., a registered
Suite 250               and President of            investment adviser, since August,
Pal Alto, CA 94301-1465 the Sand Hill               2000 and was the Executive Vice
(1948)                  Portfolio                   President of Sand Hill Advisors, since
                        Manager Fund                1982.
                        series since May,
                        1997.
------------------------------------------------------------------------------------------------------------
* Leland H. Faust       President of the     N/A    Mr. Faust is President of CSI Capital         N/A
One Montgomery Street   CSI Equity Fund             Management, Inc., a registered
Suite 2525              series and the              investment adviser, since 1978. Mr.
San Francisco, CA 94104 CSI Fixed                   Faust is also a partner in the law firm
(1946)                  Income Fund                 Taylor & Faust since September,
                        series since                1975.
                        October, 1997.
------------------------------------------------------------------------------------------------------------
*Stephen Goddard        Vice President of    N/A    Mr. Goddard has been the President            N/A
One James Center        the Company                 and principal shareholder of The
Suite 1501              and President of            London Company, a registered
Richmond, VA 23219      the New Market              investment adviser, since its inception
(1961)                  Fund series since           and has been the portfolio manager of
                        March, 2003                 the New Market Fund series since its
                                                    inception on October 1, 1998. Mr.
                                                    Goddard is also a manager and
                                                    shareholder of Virginia Management
                                                    Investment Corporation, a registered
                                                    investment adviser. Mr. Goddard has
                                                    fifteen years experience in senior
                                                    portfolio management, security
                                                    analysis and finance.
------------------------------------------------------------------------------------------------------------

Name, Address and           Position(s) Held Number of Principal Occupation(s)           Other
Year Born                   with Company     Funds in  During the Past 5 Years           Directorships by
                            and Tenure       Company                                     Directors and
                                             Overseen                                    Number of Funds
                                                                                         in the Complex
                                                                                         Overseen
---------------------------------------------------------------------------------------------------------
Officers (continued):
---------------------------------------------------------------------------------------------------------
* John T. Connor, Jr.       Vice President      N/A    Mr. Connor is President of Third  Member, Board of
1185 Avenue of the Americas of the Company             Millennium Investment             Directors, Teton
32nd Floor                  and President of           Advisors, LLC, a registered       Petroleum
New York, NY 10036          the Third                  investment adviser, since April,  Company since
(1941)                      Millennium                 1998; and Chairman of             April, 2003
                            Russia Fund                ROSGAL Insurance since 1993.
                            series since
                            October, 1998.
---------------------------------------------------------------------------------------------------------
* Robert J. Sullivan        Vice President      N/A    Chairman of the Board,            N/A
2608 Goldbug Avenue         of the Company             President and Treasurer of Satuit
Sullivans Island, SC 29482  and President of           Capital Management Trust, an
(1961)                      the                        open-end investment
                            GenomicsFund               management company, since
                            series since               December, 2000; Managing
                            January, 2003              Director and Investment Officer
                                                       of Satuit Capital
                                                       Management, LLC, a
                                                       registered investment
                                                       Adviser, from June, 2000
                                                       to Present; Portfolio
                                                       Manager and Senior Equity
                                                       Analyst at Cadence
                                                       Capital Management from
                                                       1997 to 2000, an
                                                       institutional asset
                                                       management firm.
---------------------------------------------------------------------------------------------------------
* Derwood S. Chase, Jr.     Vice President      N/A    Mr. Chase is President of Chase   N/A
300 Preston Avenue          of the Company             Investment Counsel Corporation,
Suite 403                   and President of           a registered investment adviser,
Charlottesville, VA 22902   the Chase Mid-             and its predecessor, since 1957.
(1931)                      Cap Growth
                            Fund since
                            September,
                            2002.
---------------------------------------------------------------------------------------------------------
* E. Ronald Lara            Vice President      N/A    Mr. Lara is the Executive Vice    N/A
8000 Towers Crescent Drive  of the Company             President of the Lara Group,
Suite 660                   and President of           Ltd., a registered investment
Vienna, VA 22182-2700       the Lara U.S.              adviser, since January, 1991.
(1943)                      Treasury Fund
                            series since
                            March, 2003.
---------------------------------------------------------------------------------------------------------

Investment Manager:

   The London Company
     One James Center
     Suite 1501
     Richmond, Virginia 23219

Distributor:

   First Dominion Capital Corp.
     1500 Forest Avenue, Suite 223
     Richmond, Virginia 23229

Independent Auditors:

   Tait, Weller and Baker
     1818 Market Street, Suite 2400
     Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to the New Market Fund's Transfer Agent:

   Fund Services, Inc.
     Post Office Box 26305
     Richmond, Virginia 23260
     (800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Service at (800) 527-9525 Toll Free.
                                    [GRAPHIC]

                          Annual Report to Shareholders

                               SAND HILL PORTFOLIO
                                  MANAGER FUND

                                   A series of
                              The World Funds, Inc.
                          A "Series" Investment Company

                               For the Year Ended
                                 August 31, 2003
                                August 31, 2003

Dear Shareholders:

The Fund's total return for the fiscal year ended August 31, 2003 was 10.01%. This compares with the following benchmarks.

                Lipper Global Flexible Index              11.98%
                S&P                                       10.76%
                MSCI EAFE (international stocks)           9.11%
                Salomon Treasury Bond Index                2.91%
                U.S. Treasury Bill Index (cash Surrogate)  1.29%
                Lehman Bros. Int. Gov/Credit               5.67%

     The composition of the Fund at fiscal year-end was 63% domestic stocks, 8.4% foreign stocks, 15.6% bonds, and 12.9% cash. The portfolio consisted of 34 issues or exchange-traded funds from a cross-section of industries and market capitalizations, with the majority of issues having a market capitalization of over $10 billion. Sectors represented in the Fund included health care (19% of the equity allocation), financials (18%), consumer discretionary (17%), information technology (14%), and consumer staples (9%). The Fund remained with no representation in materials, telecommunications, or utilities. The largest single holding (10% of equities) was the exchange-traded fund designed to track the performance of stocks in Europe, Australia and the Far East (MSCI EAFE).

     In addition to the EAFE exchange-traded fund (ETF), international representation was rounded out with a position in BP p.l.c., a major integrated oil company. The Fund eschewed positions in smaller foreign companies in favor of the ETF, due to the much higher volatility of such companies. Very early in 2003, the Fund sold a highly profitable position in Panamerican Beverages, but only after extreme ups and downs along the way.

     The domestic bond allocation was composed of six securities, including US Treasury notes, the obligations of government agencies, and high quality corporate bonds. All fixed income securities had maturities of between two and five years.

     An important objective of the Fund is to minimize the tax burden of its shareholders. As with the past few years, no capital gains distributions were paid in fiscal 2003.

     The past twelve months have ended with considerably greater tranquility in the markets. However, they didn't begin that way. In the intervening time, the S&P 500 has gained, lost, and then regained at least 15% in relatively short periods of time. While geo-political threats remain a constant, the markets seem to have adjusted to the new realities, and have been able make real headway despite troubling daily headlines.

     After the financial and emotional traumas of the preceding three years, it is normal for investors to have a heightened sense of risk and a new sense of caution in approaching their investments. While this is normal, it is our belief that the very shock of the events of the past three years should lead us, in fact, into a period of reduced risks instead of higher ones. This being said, we also believe that the opportunities for outsized returns, a la the 1990s, will also be muted. In short, investors fearful of extremes may be able to relax somewhat. Investors expecting upside extremes will be disappointed, but in our opinion, stocks continue to offer the highest returns of the liquid asset classes, and the fund is positioned to experience those normal stock market returns for the foreseeable future.

                                     [CHART]



                         Average Annual Total Return for Period Ended August 31, 2003*

                         1 Year                        5 Year            Since Inception

                         10.01%                        1.35%                  5.33%

                         * The total return shown does not reflect the deduction
                          of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

     The Lipper Global Flexible Fund Index is an equally-weighted performance index, adjusted for capital gains distributions and income dividends, of the 10 largest qualifying funds that allocate their investments across various asset classes, including both domestic and foreign stocks, bonds, and money market investments with a focus on total return. At least 25% of their portfolio is invested in securities traded outside of the United States.

     (The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)

                        SAND HILL PORTFOLIO MANAGER FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 August 31, 2003

              Number                                     Market
              of Shares Security Description             Value
              --------- --------------------           -----------

                        COMMON STOCKS:          71.45%

                        CONSUMER DISCRETIONARY: 10.93%
                3,800   Johnson Controls, Inc.         $   376,200
               13,400   Mattel                             258,888
                5,200   McGraw-Hill Cos                    317,200
                6,900   Newell Rubbermaid                  163,875
                3,400   Omnicom Group                      265,540
                7,500   Talbot's Inc.                      275,025
                                                       -----------
                                                         1,656,728
                                                       -----------

                        COMMUNICATIONS:          1.18%
                3,500   L3 Communications*                 178,815
                                                       -----------

                        CONSUMER STAPLES:        6.12%
                8,600   Conagra                            189,200
               11,500   Pepsico Inc.                       512,210
                2,600   Procter & Gamble Co.               226,954
                                                       -----------
                                                                         928,364
                                                       -----------

                        ENERGY:                  3.26%
                6,100   BP Amoco ADR                       254,492
                3,300   ChevronTexaco Corp.                240,471
                                                       -----------
                                                                         494,963
                                                       -----------

                        FINANCIALS:             13.74%
                4,500   American Express                   202,725
                7,200   H&R Block Inc.                     317,520
                4,000   MBIA Inc.                          225,840
                7,700   Morgan Stanley                     375,683
                7,900   Torchmark Corp.                    318,844
                8,000   Washington Mutual, Inc.            311,840
                6,600   Wells Fargo & Co.                  330,924
                                                       -----------
                                                         2,083,376
                                                       -----------

         Number                                              Market
         of Shares Security Description                      Value
         --------- --------------------                    -----------

                   HEALTHCARE:                      10.70%
           3,000   Amgen Inc.*                             $   197,700
           5,200   C. R. Bard, Inc.                            348,400
           5,500   Johnson & Johnson                           272,690
           6,000   Medicis Pharmaceutical                      366,480
          14,600   Pfizer, Inc.                                436,832
                                                           -----------
                                                                       1,622,102
                                                           -----------

                   INDUSTRIALS:                      1.48%
           3,100   Illinois Tool Works                         224,099
                                                           -----------

                   INFORMATION TECHNOLOGY:           9.15%
          18,000   Autodesk, Inc.                              322,200
          10,900   Cisco*                                      208,735
           8,200   Intel Corp.                                 234,684
          11,200   Microsoft Corp.                             297,024
          11,500   Sungard Data Systems*                       324,300
                                                           -----------
                                                                       1,386,943
                                                           -----------

                   MEDICAL-DRUGS:                    1.87%
           6,600   Wyeth                                       282,810
                                                           -----------

                   REITS:                            2.20%
           7,800   Simon Property Group                        333,138
                                                           -----------

                   INDEX EQUITIES:                  10.82%
           9,000   I-Shares MSCI EAFE Index                  1,021,140
           6,500   S & P Midcap Depository Receipts            618,410
                                                           -----------
                                                                       1,639,550
                                                           -----------

                   TOTAL COMMON STOCKS
                   (Cost: $9,262,610)                       10,830,888
                                                           -----------

      Principal                                                 Market
      Amount    Security Description                            Value
      --------- --------------------                          -----------

                FIXED INCOME SECURITIES:               15.62%
      $400,000  Security Cap GRP
                maturity date 1/19/05; 7.8000%                $   429,695
       400,000  Wal-Mart
                maturity date 10/15/05; 5.875%                    430,723
       200,000  U.S. Treasury Note
                maturity date 11/15/05; 5.875%                    216,383
       400,000  Allstate
                maturity date 12/01/06; 5.375%                    428,978
       380,000  Federal National Mortgage Association
                maturity date 03/05/07; 6.660%                    426,554
       400,000  Federal Home Loan Bank
                maturity date 09/02/08; 5.800%                    435,076
                                                              -----------

                TOTAL FIXED INCOME SECURITIES:
                (Cost: $2,258,622 )                             2,367,409
                                                              -----------

                TOTAL INVESTMENTS:
                (Cost: $11,521,232)**                  87.07%  13,198,297
                Other assets, net                      12.93%   1,960,645
                                                      ------  -----------

                NET ASSETS                            100.00% $15,158,942
                                                      ======  ===========

*  Non-income producing
** Cost for Federal income tax purposes is $11,521,232 and net unrealized appreciation consists of:

                   Gross unrealized appreciation $2,058,394
                   Gross unrealized depreciation   (381,329)
                                                 ----------
                   Net unrealized appreciation   $1,677,065
                                                 ==========

ADR--Security represented is held by the custodian bank in the form of American Depositary Receipts

See Notes to Financial Statements

SAND HILL PORTFOLIO MANAGER FUND
STATEMENT OF ASSETS AND LIABILITIES

August 31, 2003
--------------------------------------------------------------------------------

   ASSETS
     Investments at value (identified cost of
      $11,521,232) (Notes 1 & 3)                                $13,198,297
     Cash                                                         1,894,783

     Receivables:
      Dividends                                         $18,518
      Interest                                           56,282
                                                        -------
                                                                          74,800
                                                                -----------
        TOTAL ASSETS                                             15,167,880
                                                                -----------

   LIABILITIES
     Accrued expenses                                                 8,938
                                                                -----------

   NET ASSETS                                                   $15,158,942
                                                                ===========
     NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
      PER SHARE ($15,158,942 / 1,130,515 shares
      outstanding)                                              $     13.41
                                                                ===========
     At August 31, 2003, there were 50,000,000 shares of $.01 par value stock authorized and components of net assets are:
     Paid in capital                                            $15,659,945
     Undistributed net investment income                             22,058
     Accumulated net realized loss on investments                (2,200,126)
     Net unrealized appreciation of investments                   1,677,065
                                                                -----------
     Net Assets                                                 $15,158,942
                                                                ===========

See Notes to Financial Statements

SAND HILL PORTFOLIO MANAGER FUND
STATEMENT OF OPERATIONS

For the Year Ended August 31, 2003
--------------------------------------------------------------------------------

   INVESTMENT INCOME
    Dividend                                             $179,882
    Interest                                              124,076
                                                         --------
      Total income                                                $  303,958
                                                                  ----------

   EXPENSES
    Investment advisory fees (Note 2)                     148,369
    Custody fees and accounting fees                       33,867
    Recordkeeping and administrative services (Note 2)     29,674
    Legal and audit fees                                   17,750
    Transfer agent fees (Note 2)                           37,441
    Shareholder servicing and reports (Note 2)             41,924
    Registration fees                                      10,004
    Miscellaneous                                          27,230
                                                         --------
      Total expenses                                                 346,259
    Management fee waiver (Note 3)                                   (64,359)
                                                                  ----------
      Net expenses                                                   281,900
                                                                  ----------
    Net investment income                                             22,058
                                                                  ----------

   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized loss on investments                                (767,202)
    Net change in unrealized appreciation on investments           2,180,246
                                                                  ----------
    Net gain on investments                                        1,413,044
                                                                  ----------
    Net increase in net assets resulting from operations          $1,435,102
                                                                  ==========

See Notes to Financial Statements

SAND HILL PORTFOLIO MANAGER FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         Year ended      Year ended
                                                                       August 31, 2003 August 31, 2002
                                                                       --------------- ---------------
OPERATIONS
 Net investment income (loss)                                            $    22,058     $    (4,363)
 Net realized loss on investments                                           (767,202)       (866,923)
 Change in unrealized appreciation of investments                          2,180,246      (2,128,409)
                                                                         -----------     -----------
 Net increase (decrease) in net assets resulting from operations           1,435,102      (2,999,695)

DISTRIBUTION TO SHAREHOLDERS FROM
 Net investment income ( $.--  and $.03 per share, respectively)                  --         (35,980)

CAPITAL SHARE TRANSACTIONS
 Net decrease in net assets resulting from capital share transactions*    (1,719,507)       (570,846)
                                                                         -----------     -----------
 Net decrease in net assets                                                 (284,405)     (3,606,521)
 Net assets at beginning of year                                          15,443,347      19,049,868
                                                                         -----------     -----------

NET ASSETS at the end of the year (including undistributed net
  investment income of $22,058 and $0, respectively)                     $15,158,942     $15,443,347
                                                                         ===========     ===========

* A summary of capital share transactions follows:

                                           Year ended             Year ended
                                        August 31, 2003        August 31, 2002
                                     ---------------------  ---------------------
                                      Shares      Value      Shares      Value
                                     --------  -----------  --------  -----------
Shares sold                            48,837  $   598,491   191,432  $ 2,684,625
Shares reinvested from distributions       --           --     2,372       34,422
Shares redeemed                      (185,288)  (2,317,998) (241,341)  (3,289,893)
                                     --------  -----------  --------  -----------
Net decrease                         (136,451) $(1,719,507)  (47,537) $  (570,846)
                                     ========  ===========  ========  ===========

See Notes to Financial Statements

SAND HILL PORTFOLIO MANAGER FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------

                                                              Years ended August 31
                                                  ---------------------------------------------
                                                    2003     2002      2001      2000     1999
                                                  -------  -------   -------   -------  -------
Per Share Operating Performance
Net asset value, beginning of year                $ 12.19  $ 14.49   $ 19.25   $ 15.73  $ 13.59
                                                  -------  -------   -------   -------  -------
Income from investment operations-
 Net investment income (loss)                        0.02    (0.00)     0.03      0.08     0.02
 Net realized and unrealized gain (loss) on
   investments                                       1.20    (2.27)    (4.76)     3.72     3.04
                                                  -------  -------   -------   -------  -------
 Total from investment operations                    1.22    (2.27)    (4.73)     3.80     3.06
                                                  -------  -------   -------   -------  -------
Less distributions-
 Distributions from net investment income              --    (0.03)    (0.03)    (0.05)   (0.07)
 Distributions from realized gains on investments      --       --        --     (0.23)   (0.85)
                                                  -------  -------   -------   -------  -------
 Total distributions                                   --    (0.03)    (0.03)    (0.28)   (0.92)
                                                  -------  -------   -------   -------  -------
 Net asset value, end of year                     $ 13.41  $ 12.19   $ 14.49   $ 19.25  $ 15.73
                                                  =======  =======   =======   =======  =======
Total Return                                        10.01%  (15.71%)  (24.61%)   24.24%   23.22%
                                                  =======  =======   =======   =======  =======

Ratios/Supplemental Data
 Net assets, end of year (000's)                  $15,159  $15,443   $19,050   $22,974  $14,190
Ratio to average net assets-/(A)/
 Expenses/(B)/                                       1.90%    1.90%     1.85%     1.84%    2.05%
 Expense ratio - net/(C)/                            1.90%    1.90%     1.83%     1.84%    1.90%
 Net investment income (loss)                        0.15%   (0.02%)    0.17%     0.34%    0.19%
Portfolio turnover rate                             24.09%   56.70%    46.57%    45.85%   39.17%

* Represents less than $0.01 per share

/(A)/Management fee waivers reduced the expense ratios and increased the net investment income ratio by 0.43% for the year ended August 31, 2003 and 0.08% for the year ended August 31, 2002.

/(B)/Expense ratios have been increased to include custodian fees which were offset by custodian credits.

/(C)/Expense ratio - net reflects the effect of the custodian fee credits the fund received.

See Notes to Financial Statements

SAND HILL PORTFOLIO MANAGER FUND
NOTES TO THE FINANCIAL STATEMENTS

August 31, 2003
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     The Sand Hill Portfolio Manager Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. The Fund was established on January 2, 1995 as a series of TWF which has allocated to the Fund 50,000,000 shares of its 750,000,000 shares of $.01 par value common stock. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

     The investment objective of the Fund is to maximize total return by investing in equity securities, debt securities and short-term investments.

     A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sales price; other securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. Short-term investments (securities with a remaining maturity of sixty days or less) are valued at cost which, when combined with accrued interest, approximates market value.

     B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund has a capital loss carryforward of $1,502,578 available to offset future capital gains, if any, which expires in 2008-2010. As of August 31, 2003, the Fund has a post-October capital loss deferral of $697,548 which will be recognized in the following tax year.

     C. Security Transactions and Income. As is common in the industry, security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

     D. Accounting Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS

     Pursuant to an Investment Advisory Agreement, the Advisor, Sand Hill Advisors ("SHA") provides investment services for an annual fee of 1.0% of the first $100 million of average daily net assets and .75% on average daily net assets over $100 million. SHA voluntarily agreed to waive its fees and reimburse the Fund for expenses in order to limit the operating expenses to 1.90% of average net assets. For the year ended August 31, 2003, the manager waived fees of $64,359.

     As provided in the Administrative Agreement, the Fund reimbursed Commonwealth Shareholder Services, Inc. ("CSS"), its Administrative Agent,
$39,631 for providing shareholder services, recordkeeping, administrative services and blue-sky filings. The Fund compensates CSS for blue-sky filings and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives .20% of average daily net assets.

     Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $29,518 for its services for the year ended August 31, 2003.

     Certain officers and/or directors of the Fund are also officers and/or directors of CSS and FSI.

NOTE 3 - INVESTMENTS

     The cost of purchases and proceeds from sales of securities other than short-term notes for the year ended August 31, 2003, were $3,140,604 and $5,315,718, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

     Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily result from different treatments of post-October capital losses.

     The tax character of distributions paid during the years ended August 31, 2003 and August 31, 2002 was as follows:

                                       Year ended      Year ended
                                     August 31, 2003 August 31, 2002
                                     --------------- ---------------
            Distributions paid from:
            Ordinary income                $--               $35,980
                                           ===               =======

      As of August 31, 2003, the components of distributable earnings on a tax basis were as follows:

                   Capital loss carryforward     $(1,502,578)
                   Post-October capital losses      (697,548)
                   Undistributed ordinary income      22,058
                   Unrealized appreciation         1,677,065
                                                 -----------
                                                 $  (501,003)
                                                 ===========

Report of Independent Certified Public Accountants

To the Shareholders and Board of Directors of The World Funds, Inc. Richmond, Virginia

     We have audited the accompanying statement of assets and liabilities of Sand Hill Portfolio Manager Fund, a series of The World Funds, Inc., including the schedule of portfolio investments as of August 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Sand Hill Portfolio Manager Fund as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods referred to above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER AND BAKER
Philadelphia, Pennsylvania
October 10, 2003

The World Funds, Inc.
(the "Company")

SUPPLEMENTAL INFORMATION (Unaudited)

     Information pertaining to the directors and officers of the Company is set forth below. The Statement of Additional Information (the "SAI") includes additional information about the directors and is available without charge upon request by calling (800) 527-9525.

Name, Address and   Position(s) Held Number of Principal Occupation(s)               Other
Year Born           with Company     Funds in  During the Past 5 Years               Directorships by
                    and Tenure       Company                                         Directors and
                                     Overseen                                        Number of Funds
                                                                                     in the Complex
                                                                                     Overseen
------------------------------------------------------------------------------------------------------
Interested Directors:
------------------------------------------------------------------------------------------------------
*John Pasco, III(1) Chairman,            8     Mr. Pasco is Treasurer and a Director Vontobel
1500 Forest Avenue  Director and               of Commonwealth Shareholder           Funds, Inc. -
Suite 223           Treasurer since            Services, Inc. ("CSS"), the           3 Funds;
Richmond, VA 23229  May, 1997                  Company's Administrator, since        The World
(1945)                                         1985; President and Director of First Insurance Trust -
                                               Dominion Capital Corp. ("FDCC"),
                                               1 Fund the Company's underwriter;
                                               Director and shareholder of Fund
                                               Services, Inc., the Company's
                                               Transfer and Disbursing Agent
                                               since 1987; President and
                                               Treasurer of Commonwealth Capital
                                               Management, Inc. since 1983 which
                                               also owns an interest in the
                                               investment adviser to the Fund;
                                               President of Commonwealth Capital
                                               Management, LLC, the to the
                                               GenomicsFund series of the
                                               Company, since December, 2000;
                                               Shareholder of Commonwealth Fund
                                               Accounting, Inc., which provides
                                               bookkeeping services to the
                                               Company; Chairman, Director and
                                               Treasurer of Vontobel Funds,
                                               Inc., a registered investment
                                               company, since March, 1997;
                                               Chairman, Trustee and Treasurer
                                               of The World Insurance Trust, a
                                               registered investment company,
                                               since May, 2002. Mr. Pasco is
                                               also a certified public
                                               accountant.
------------------------------------------------------------------------------------------------------

Name, Address and       Position(s) Held Number of Principal Occupation(s)               Other
Year Born               with Company     Funds in  During the Past 5 Years               Directorships by
                        and Tenure       Company                                         Directors and
                                         Overseen                                        Number of Funds
                                                                                         in the Complex
                                                                                         Overseen
----------------------------------------------------------------------------------------------------------
Non-Interested Directors:
----------------------------------------------------------------------------------------------------------
Samuel Boyd, Jr.         Director since      8     Mr. Boyd is Manager of the Customer   Vontobel Funds,
10808 Hob Nail Court     May, 1997                 Services Operations and Accounting    Inc. - 3 Funds;
Potomac, MD 20854                                  Division of the Potomac Electric      The World
(1940)                                             Power Company since August, 1978;     Insurance Trust -
                                                   Director of Vontobel Funds,
                                                   Inc., a 1 Fund; Satuit
                                                   registered investment
                                                   company, since Capital March,
                                                   1997; a Trustee of The World
                                                   Management Insurance Trust, a
                                                   registered Trust - 1 Fund;
                                                   investment company, since
                                                   May, Janus Capital 2002; and
                                                   a Trustee of Satuit Capital
                                                   Management Management Trust,
                                                   a registered Trust - 2 Funds
                                                   investment company, since
                                                   October, 2002. Mr. Boyd is
                                                   also a certified public
                                                   accountant.
----------------------------------------------------------------------------------------------------------
William E. Poist         Director since      8     Mr. Poist is a financial and tax      Vontobel Funds,
5272 River Road          May, 1997                 consultant through his firm           Inc. - 3 Funds;
Bethesda, MD 20816                                 Management Consulting for             The World
(1939)                                             Professionals since 1968; Director of Insurance Trust -
                                                   Vontobel Funds, Inc., a registered    1 Fund
                                                   investment company, since March,
                                                   1997; and a Trustee of The World
                                                   Insurance Trust, a registered
                                                   investment company, since May,
                                                   2002. Mr. Poist is also a certified
                                                   public accountant.
----------------------------------------------------------------------------------------------------------
Paul M. Dickinson        Director since      8     Mr. Dickinson is President of Alfred  Vontobel Funds,
8704 Berwickshire Drive  May, 1997                 J. Dickinson, Inc. Realtors since     Inc. - 3 Funds;
Richmond, VA 23229                                 April, 1971; Director of Vontobel     The World
(1947)                                             Funds, Inc., a registered investment  Insurance Trust -
                                                   company, since March, 1997;
                                                   and a 1 Fund Trustee of The
                                                   World Insurance Trust, a
                                                   registered investment
                                                   company, since May, 2002.
----------------------------------------------------------------------------------------------------------

Name, Address and       Position(s) Held  Number of Principal Occupation(s)                 Other
Year Born               with Company      Funds in  During the Past 5 Years                 Directorships by
                        and Tenure        Company                                           Directors and
                                          Overseen                                          Number of Funds
                                                                                            in the Complex
                                                                                            Overseen
------------------------------------------------------------------------------------------------------------
Officers:
------------------------------------------------------------------------------------------------------------
F. Byron Parker, Jr.    Secretary since      N/A    Mr. Parker is Secretary of CSS and            N/A
1500 Forest Avenue      May, 1997                   FDCC since 1986; Secretary of
Suite 222                                           Vontobel Funds, Inc., a registered
Richmond, VA 23229                                  investment company, since March,
(1943)                                              1997; Secretary of The World
                                                    Insurance Trust, a
                                                    registered investment
                                                    company, since May, 2002;
                                                    and partner in the law firm
                                                    Parker and McMakin.
------------------------------------------------------------------------------------------------------------
* Jane H. Williams      Vice President of    N/A    Ms. Williams is President of Sand             N/A
245 Lytton Avenue       the Company                 Hill Advisors, Inc., a registered
Suite 250               and President of            investment adviser, since August,
Pal Alto, CA 94301-1465 the Sand Hill               2000 and was the Executive Vice
(1948)                  Portfolio                   President of Sand Hill Advisors, since
                        Manager Fund                1982.
                        series since May,
                        1997.
------------------------------------------------------------------------------------------------------------
* Leland H. Faust       President of the     N/A    Mr. Faust is President of CSI Capital         N/A
One Montgomery Street   CSI Equity Fund             Management, Inc., a registered
Suite 2525              series and the              investment adviser, since 1978. Mr.
San Francisco, CA 94104 CSI Fixed                   Faust is also a partner in the law firm
(1946)                  Income Fund                 Taylor & Faust since September,
                        series since                1975.
                        October, 1997.
------------------------------------------------------------------------------------------------------------
*Stephen Goddard        Vice President of    N/A    Mr. Goddard has been the President            N/A
One James Center        the Company                 and principal shareholder of The
Suite 1501              and President of            London Company, a registered
Richmond, VA 23219      the New Market              investment adviser, since its inception
(1961)                  Fund series since           and has been the portfolio manager of
                        March, 2003                 the New Market Fund series since its
                                                    inception on October 1, 1998. Mr.
                                                    Goddard is also a manager and
                                                    shareholder of Virginia Management
                                                    Investment Corporation, a registered
                                                    investment adviser. Mr. Goddard has
                                                    fifteen years experience in senior
                                                    portfolio management, security
                                                    analysis and finance.
------------------------------------------------------------------------------------------------------------

Name, Address and           Position(s) Held Number of Principal Occupation(s)           Other
Year Born                   with Company     Funds in  During the Past 5 Years           Directorships by
                            and Tenure       Company                                     Directors and
                                             Overseen                                    Number of Funds
                                                                                         in the Complex
                                                                                         Overseen
---------------------------------------------------------------------------------------------------------
Officers (continued):
---------------------------------------------------------------------------------------------------------
* John T. Connor, Jr.       Vice President      N/A    Mr. Connor is President of Third  Member, Board of
1185 Avenue of the Americas of the Company             Millennium Investment             Directors, Teton
32nd Floor                  and President of           Advisors, LLC, a registered       Petroleum
New York, NY 10036          the Third                  investment adviser, since April,  Company since
(1941)                      Millennium                 1998; and Chairman of             April, 2003
                            Russia Fund                ROSGAL Insurance since 1993.
                            series since
                            October, 1998.
---------------------------------------------------------------------------------------------------------
* Robert J. Sullivan        Vice President      N/A    Chairman of the Board,            N/A
2608 Goldbug Avenue         of the Company             President and Treasurer of Satuit
Sullivans Island, SC 29482  and President of           Capital Management Trust, an
(1961)                      the                        open-end investment
                            GenomicsFund               management company, since
                            series since               December, 2000; Managing
                            January, 2003              Director and Investment Officer
                                                       of Satuit Capital
                                                       Management, LLC, a
                                                       registered investment
                                                       Adviser, from June, 2000
                                                       to Present; Portfolio
                                                       Manager and Senior Equity
                                                       Analyst at Cadence
                                                       Capital Management from
                                                       1997 to 2000, an
                                                       institutional asset
                                                       management firm.
---------------------------------------------------------------------------------------------------------
* Derwood S. Chase, Jr.     Vice President      N/A    Mr. Chase is President of Chase   N/A
300 Preston Avenue          of the Company             Investment Counsel Corporation,
Suite 403                   and President of           a registered investment adviser,
Charlottesville, VA 22902   the Chase Mid-             and its predecessor, since 1957.
(1931)                      Cap Growth
                            Fund since
                            September,
                            2002.
---------------------------------------------------------------------------------------------------------
* E. Ronald Lara            Vice President      N/A    Mr. Lara is the Executive Vice    N/A
8000 Towers Crescent Drive  of the Company             President of the Lara Group,
Suite 660                   and President of           Ltd., a registered investment
Vienna, VA 22182-2700       the Lara U.S.              adviser, since January, 1991.
(1943)                      Treasury Fund
                            series since
                            March, 2003.
---------------------------------------------------------------------------------------------------------

Investment Adviser:

   Sand Hill Advisors, Inc.
     245 Lytton Avenue, Suite 250
     Palo Alto, CA 94301-1465

Distributor:

   First Dominion Capital Corp.
     1500 Forest Avenue, Suite 223
     Richmond, Virginia 23229

Independent Auditors:

   Tait, Weller and Baker
     1818 Market Street, Suite 2400
     Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to Sand Hill's Transfer Agent:

   Fund Services, Inc.
     Post Office Box 26305
     Richmond, Virginia 23260
     (800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Service at (800) 527-9525 Toll Free.

                          Annual Report to Shareholders

                             THIRD MILLENNIUM RUSSIA
                                      FUND

                                   A series of
                              The World Funds, Inc.
                          A "Series" Investment Company

                               For the Year Ended
                                 August 31, 2003

                          Annual Report to Shareholders

                          THIRD MILLENNIUM RUSSIA FUND

                       For the year ended August 31, 2003

     What a run we have had. Can this continue? After a five-year record as one of the best performing U.S. mutual funds, the question we all should ask is whether or not the Russian market can maintain its steamy pace. While raising our perennial cautionary note, that past results are never an indication of future performance, I will try to outline my thoughts on this all-important subject.

     Five Years On: Is Russia Another Bubble? Russian stocks, after London real estate, have been this year's best performing asset class. But price/earnings ratios for most of the companies in your Fund's portfolio remain low relative to peer companies internationally. In addition, Moody's, the rating agency, has just up-graded Russian debt to investment grade.

     On the macro level, The Russian Government continues to deliver a first rate economic and monetary policy: managing down inflation, while capping ruble appreciation to ensure competitiveness of Russian exports abroad.

     Consumer disposable income is rising rapidly. This year, overall GDP growth will be closer to 7% than the average 6% of the last four years. In the next few years, the Government of Russia has as its goal the doubling of national income. (Today Russia has a GNP of about $500 billion, the same as India.) However, small and medium sized enterprises (SMEs) only account for 10% of the Russian economy and their numbers are falling as a vast bureaucracy strangles them.

     Exports are booming, mostly oil and other commodities - cycling up to historic levels - but are heavily taxed. Additionally, railroad transportation costs to foreign destinations are prohibitive compared to inland rates. After Saudi Arabia, Russia is the world's 2nd largest oil producer, with output rising 35% in the last four years. Due to its booming auto sales, China is now a growing exports market for Russia's oil and metals.

     Product brand awareness is on the rise, and being promoted, with Wimm-Bill-Dann (juices, yogurt and now mineral water) being a notable success. Other consumer brands reflect strong domestic growth in cosmetics (Kalina) and pharmacies (36.6). But processed meat products, a Russian favorite, and other products lag in establishing brand names. There is also a housing boom taking place.

     At the company level, the low flat personal tax, combined with strong fundamental earnings growth managed by a generation of founder-owner-operators, implies continued strong earnings growth and the payment of out-sized dividends to themselves (AND US!!). The oil companies are not alone; Norilsk Nickel pays 25% of earnings as a dividend. So even with the rise in stock prices, such strong earnings growth often results in still attractive, single digit P/Es.

     Political Year: Anything can happen in an election year, of course, but so far this one is ho-hum. Russia has only a few major political parties. Public opinion is bunched into major blocks that seem to be able to deal with each other in a relatively constrained atmosphere. In my opinion, the State Duma has distinguished itself as one of the world's best functioning and most professional parliaments, churning out reform program after reform program. This trend is likely to continue after the legislative, Duma elections in December - and the expected re-election of Vladimir Putin as President of the Russian Federation next March.

     President Putin has introduced a new found stability into Russian politics. He is a political realist who understands that Russia needs dramatic initiatives in order to not be left behind; for example: the goal of doubling national income. He engineered the 24% corporate and 13% individual tax rates resulting in a huge surge in compliance and resulting tax revenues, hence, a perennial budget surplus. So far.

     Certainly there have been failures. Devolution of power to the regions generally did not work out as local governors often proved incompetent and corrupt. As a result, power was re-concentrated in the center. The likewise corrupt leading auto company proved woefully unequal to the task of introducing an acceptable domestic model line. The ruble devaluation created the import substitution opportunity and Russians today prefer used imports.

     Chechnya remains a continuing irritant, reflecting the fact that Russia lives in a tough neighborhood. After international terrorism has reared its ugly head, other countries are more forgiving of Russian heavy-handedness in this arena.

     In sum, a weak financial sector, the price of oil and other factors raise cautionary flags. But, yes, I do expect continuing gains in many of the companies in your Fund's portfolio. And where else in the world do you see such an intoxicating mix of structural reform, economic growth and compelling valuation multiples?

     No. 1 in Annual Barron's/Value Line Survey. In the August 4th edition of Barron's, its annual mutual fund survey named your portfolio manager top in the U.S. This validation of our efforts on your behalf over the last year was, of course, most welcome. More important, though, is your continued support and confidence, for which I thank you.

                                    John T. Connor, Jr.
                                    Third Millennium Russia Fund
                                    Portfolio Manager

                                     [CHART]

COMPARISON OF $10,000 INVESTMENT IN
THIRD MILLENNIUM RUSSIA FUND VS. THE MOSCOW TIMES INDEX


               THIRD MILLENNIUM           THE MOSCOW
                RUSSIA FUND               TIMES INDEX
                -----------               -----------
10/01/1998          10                         10
08/31/1999          13                         31
08/31/2000          25                         73
08/31/2001          21                         31
08/31/2002          26                         51
08/31/2003          40                         81


Past performance is not predictive of future performance. Performance figures include deduction of maximum applicable sales charges.

                         Average Annual Total Return for Period Ended August 31, 2003*

                         1 Year                       3 Year            Since Inception

                         45.65%                       13.55%                32.23%

                         * The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

        The Moscow Times Index is an unmanaged index of the 50 most liquid and most highly capitalized Russian stocks.

        The Index performance in Russia and actual performance can vary widely because of illiquidity and the wide spreads in stock trading. The Moscow Times Index does not take this factor into consideration.

        (The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)

                          THIRD MILLENNIUM RUSSIA FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 August 31, 2003

           Number                                          Market
           of Shares Security Description                  Value
           --------- --------------------                -----------

                     COMMON STOCK:                98.93%

                     AGRICULTURE:                  0.68%
           2,000,000 Uralkaliy                           $   148,000
                                                         -----------

                     CELLULAR TELECOMMUNICATION:  11.82%
              15,000 Mobile Telesystems ADR                1,057,200
              28,000 Vimpel Communications ADR*            1,509,480
                                                         -----------
                                                                       2,566,680
                                                         -----------

                     CONSUMER:                     2.98%
              28,500 Kalina                                  427,500
              25,000 Sun Interbrew Ltd 144A GDR*             112,500
               5,000 Wimm Bill Dann Foods ADR*               106,800
                                                         -----------
                                                                         646,800
                                                         -----------

                     FINANCIAL:                    4.64%
               4,000 Sberbank                              1,008,000
                                                         -----------

                     GAS DISTRIBUTION:             7.87%
              90,000 RAO Gazprom ADR Reg S                 1,710,000
                                                         -----------

                     MANUFACTURING:                0.65%
              20,000 Ural Mash Factory                       141,200
                                                         -----------

                     NATURAL RESOURCES:            8.00%
              44,000 JSC Mining & Smelting ADR             1,738,000
                                                         -----------

                     OIL DISTRIBUTION:            16.81%
              23,000 Lukoil ADR                            1,788,250
              70,000 Sibneft ADR                           1,863,750
                                                         -----------
                                                                       3,652,000
                                                         -----------

                     OIL PRODUCTION:              12.44%
              12,500 Surgutneftegaz ADR                      268,750
             183,554 Teton Petroleum Co.                     743,394
              29,500 Yukos Corp ADR                        1,688,875
                                                         -----------
                                                                       2,701,019
                                                         -----------

          Number                                             Market
          of Shares Security Description                     Value
          --------- --------------------                  ------------

                    STEEL:                          2.69%
              2,000 Mechel*                               $    114,000
              5,000 Severstal                                  470,000
                                                          ------------
                                                                         584,000
                                                          ------------

                    TRANSPORTATION:                 3.04%
              1,800 Aeroflot                                    81,000
          2,500,000 Far Eastern Shipping*                      175,000
              1,000 Transneft PFD                              405,000
                                                          ------------
                                                                         661,000
                                                          ------------

                    UTILITIES:                      2.54%
             20,000 AO Mosenergo ADR                           137,000
            300,000 Konakovskaya Gres                           93,000
          1,000,000 Kostromskaya GRES*                         106,500
                900 Stavropolskaya Gres*                        91,800
              3,990 RAO Unified Energy System ADR              124,188
                                                          ------------
                                                                         552,488
                                                          ------------

                    WIRELINE TELECOMMUNICATION:    18.45%
             10,000 Central Communication                      315,000
             20,000 Golden Telecom Inc.*                       649,200
             39,500 Moscow City Tel ADR                        414,750
             20,000 Moscow City Telephone PFD                  134,000
             90,000 Rostelcom-SPN ADR                          922,500
            170,000 Uralsvyasinform ADR                        797,300
            180,000 Volgatelecomj ADR                          774,000
                                                          ------------
                                                                       4,006,750
                                                          ------------

                    TOTAL COMMON STOCKS:
                    (Cost: $14,710,393)                     20,115,937
                                                          ------------

        Principal                                             Market
        Amount     Security Description                       Value
        ---------- --------------------                     -----------
                   FIXED INCOME SECURITIES:
                   (Cost: $1,243,754)                 6.32%
        $1,500,000 Russian Fed S/UP; 5.00%; 3/31/30         $ 1,372,500
                                                            -----------

                   TOTAL INVESTMENTS:
                   (Cost: $15,954,147)               98.93%  21,488,437
                   Other assets, net                  1.07%     231,720
                                                    ------  -----------
                   NET ASSETS                       100.00% $21,720,157
                                                    ======  ===========

* Non-income producing
**Cost for Federal income tax purpose is $15,954,147 and net unrealized appreciation consists of:

                   Gross unrealized appreciation $5,639,290
                   Gross unrealized depreciation   (105,000)
                                                 ----------
                   Net unrealized appreciation   $5,534,290
                                                 ==========

ADR--Security represented is held by the custodian bank in the form of American Depositary Receipts. GDR--Security represented is held by the custodian bank in the form of Global Depositary Receipts.

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
STATEMENT OF ASSETS AND LIABILITIES

August 31, 2003
--------------------------------------------------------------------------------

ASSETS
 Investments at value (identified cost of $15,954,147) (Notes 1 & 3)              $21,488,437
 Cash                                                                               1,126,674

 Receivables:
   Dividends                                                             $335,212
   Interest                                                                43,748
   Capital stock sold                                                      56,443
   Securities sold                                                        190,000
                                                                         --------
                                                                                      625,403
 Deferred organization costs (Note 1)                                                   1,512
 Other assets                                                                          10,946
                                                                                  -----------
     TOTAL ASSETS                                                                  23,252,972
                                                                                  -----------

LIABILITIES
 Payable for securities purchased                                                   1,495,904
 Accrued management fees                                                                5,315
 Accrued expenses                                                                      31,596
                                                                                  -----------
     TOTAL LIABILITIES                                                              1,532,815
                                                                                  -----------

NET ASSETS                                                                        $21,720,157
                                                                                  ===========

 NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (Note 2)
   ($21,720,157 / 715,376 shares outstanding)                                     $     30.36
                                                                                  ===========

 MAXIMUM OFFERING PRICE PER SHARE ($30.36 X 100/94.25)                            $     32.21
                                                                                  ===========
 At August 31, 2003 there were 50,000,000 shares of $.01 par value stock authorized and components of net assets are:
 Paid in capital                                                                  $15,176,065
 Undistributed net investment income                                                   19,447
 Accumulated net realized gain on investments                                         990,355
 Net unrealized appreciation of investments                                         5,534,290
                                                                                  -----------
 Net assets                                                                       $21,720,157
                                                                                  ===========

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
STATEMENT OF OPERATIONS

For the Year Ended August 31, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME
 Dividends (net of $65,551 foreign taxes withheld)         $365,338
 Interest                                                    49,365
                                                           --------
   Total income                                                     $  414,703
                                                                    ----------

EXPENSES
 Investment advisory fees (Note 2)                          251,566
 12b-1 fees (Note 2)                                         35,938
 Custodian and accounting fees                               97,142
 Legal and audit fees                                        24,153
 Registration fees                                           15,960
 Organization expense amortization                           18,181
 Recordkeeping and administrative services (Note 2)          30,000
 Transfer agent fees (Note 2)                                56,634
 Shareholder servicing and reports (Note 2)                  34,612
 Miscellaneous                                               20,181
                                                           --------
   Total expenses                                                      584,367
 Management fee waiver and expense reimbursements (Note 2)            (182,880)
 Custody credits (Note 3)                                               (6,231)
                                                                    ----------
 Expenses, net                                                         395,256
                                                                    ----------
 Net investment income                                                  19,447
                                                                    ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Net realized gain on investments                                      990,400
 Net increase in unrealized appreciation on investments              5,611,028
                                                                    ----------
 Net gain on investments                                             6,601,428
                                                                    ----------
 Net increase in net assets resulting from operations               $6,620,875
                                                                    ==========

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         Year ended      Year ended
                                                                       August 31, 2003 August 31, 2002
                                                                       --------------- ---------------
OPERATIONS
 Net investment income (loss)                                            $    19,447     $  (100,883)
 Net realized gain on investments                                            990,400         827,796
 Change in unrealized appreciation/depreciation of investments             5,611,028        (607,672)
                                                                         -----------     -----------
 Net increase in net assets resulting from operations                      6,620,875         119,241

DISTRIBUTION TO SHAREHOLDERS FROM
 Capital gains ($1.19 and $.--  per share, respectively)                    (637,667)             --

CAPITAL SHARE TRANSACTIONS
 Net increase in net assets resulting from capital share transactions*     4,199,173       8,119,354
                                                                         -----------     -----------
 Net increase in net assets                                               10,182,381       8,238,595
 Net assets at beginning of year                                          11,537,776       3,299,181
                                                                         -----------     -----------

NET ASSETS at the end of the year (including undistributed net
  investment income of $19,447 and $0, respectively)                     $21,720,157     $11,537,776
                                                                         ===========     ===========

* A summary of capital share transactions follows:

                                           Year ended             Year ended
                                        August 31, 2003        August 31, 2002
                                     ---------------------  ---------------------
                                      Shares      Value      Shares      Value
                                     --------  -----------  --------  -----------
Shares sold                           350,656  $ 8,818,269   808,652  $17,888,742
Shares reinvested from distributions   29,144      619,309        --           --
Shares redeemed                      (218,782)  (5,238,405) (444,849)  (9,769,388)
                                     --------  -----------  --------  -----------
Net increase                          161,018  $ 4,199,173   363,803  $ 8,119,354
                                     ========  ===========  ========  ===========

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                   Years ended August 31,
                                            -----------------------------------     Period ended
                                              2003     2002      2001      2000   August 31, 1999*
                                            -------  -------   -------   ------   ----------------
Per Share Operating Performance
Net asset value, beginning of period        $ 20.81  $ 17.31   $ 26.37   $14.17        $10.00
                                            -------  -------   -------   ------        ------
Income from investment operations-
 Net investment income (loss)                  0.03    (0.18)    (0.06)   (0.40)        (0.16)
 Net realized and unrealized gain (loss) on
   investments                                10.71     3.68     (5.35)   12.93          4.33
                                            -------  -------   -------   ------        ------
 Total from investment operations             10.74     3.50     (5.41)   12.53          4.17
Less distributions-
 Distributions from realized gains on
   investments                                (1.19)      --     (3.65)   (0.33)           --
                                            -------  -------   -------   ------        ------
 Net asset value, end of period             $ 30.36  $ 20.81   $ 17.31   $26.37        $14.17
                                            =======  =======   =======   ======        ======

Total Return                                  54.05%   20.22%   (16.36%)  90.33%        41.70%
                                            =======  =======   =======   ======        ======

Ratios/Supplemental Data
 Net assets, end of period (000's)          $21,720  $11,538   $ 3,299   $2,871        $1,313
Ratio of expenses to average net assets
Ratio to average net assets /(A)/
 Expenses /(B)/                                2.79%    2.91%     3.46%    3.10%         2.75%**
 Expense ratio--net /(C)/                      2.75%    2.75%     2.75%    2.75%         2.75%**
 Net investment income (loss)                  0.14%   (1.18%)   (0.48%)  (1.96%)       (2.08%)**
Portfolio turnover rate                       57.55%  140.79%    54.05%   68.88%        14.43%

*Commencement of operations was October 1, 1998
**Annualized

(A) Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 1.27% for the year ended August 31, 2003, 2.01% for the year ended August 31, 2002, 5.52% for the year ended August 31, 2001, 5.75% for the year ended August 31, 2000 and 13.18% for the period ended August 31, 1999.

(B) Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and before management fee waivers.

(C) Expense ratio - net reflects the effect of the management fee waivers and custodian fee credits the fund received.

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
NOTES TO THE FINANCIAL STATEMENTS

August 31, 2003
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     The Third Millennium Russia Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in June, 1998 as a series of TWF which has allocated to the Fund 50,000,000 shares of its 750,000,000 shares of $.01 par value common stock. Initial outside investors purchased shares of the Fund on June 29, 1998. However, investment operations of the Fund did not commence until October 1, 1998. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

     The investment objective of the Fund is to seek to achieve capital appreciation by investing in a non-diversified portfolio consisting primarily of equity securities (which includes securities convertible into equity securities, such as warrants, convertible bonds, debentures or convertible preferred stock).

     A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sales price; other securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. Russian securities are also valued at the closing price on the principal exchange on which the security is traded, or at the last reported bid price in the over-the-counter market. The Fund reserves the right to value securities at fair market value when events occur prior to the close of the NYSE, and cause a change in value from the price determined as of the close of the Russian markets.

     Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost pricing procedures set, and determined to be fair, by the Board of Directors. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Directors.

     ADR's, EDR's and GDR's will be valued at the closing price of the instrument last determined prior to the valuation time unless TWF is aware of a material change in value. Items for which such a value cannot be readily determined on any day will be valued at the closing price of the underlying security adjusted for the exchange rate.

     B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. Security Transactions and Income. As is common in the industry, security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

     D. Deferred Organizational Expenses. All of the expenses of the Fund incurred in connection with its organization and the public offering of its shares have been assumed by the Fund. The organization expenses allocable to the Fund are being amortized over a period of fifty-six (56) months.

     E. Accounting Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS

     Pursuant to an Investment Advisory Agreement, the Advisor, Third Millennium Investment Advisors LLC ("TMIA") provides investment services for an annual fee of 1.75% of the first $125 million of average daily net assets; 1.50% on assets in excess of $125 million and not more than $250 million; and, 1.25% on assets over $250 million of average daily net assets of the Fund. TMIA has contractually agreed to waive its fees and reimburse the Fund for expenses in order to limit operating expenses to 2.75% of average daily net assets through August 31, 2003. For the year ended August 31, 2003, the Advisor waived fees of $182,880.

     Prior to September 1, 2002, TMIA, Commonwealth Capital Management Inc ("CCM"), First Dominion Capital Corp. ("FDCC"), and Commonwealth Shareholder
Services, Inc. ("CSS"), collectively referred to as the "Service Providers", contractually agreed to waive fees and reimburse the Fund for expenses in order to limit operating expenses to 2.75%.

     The Service Providers will be entitled to reimbursement of fees waived or remitted by the Service Providers to the Fund. The total amount of reimbursement recoverable by the Service Providers is the sum of all fees previously waived or remitted by the Service Providers to the Fund during any of the previous five years, less any reimbursement previously paid by the Fund to the Service Providers with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of August 31, 2003 was $698,281.

     FDCC acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. Underwriting commissions and fees received by FDCC in connection with the distribution of the Fund's shares for the year ended August 31, 2003 were $13,432. In addition, FDCC receives a contingent deferred sales charge ("CDSC") of 2% for certain Fund share redemptions occurring within 360 days of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the year ended August 31, 2003, the CDSC for Fund shares redeemed was $60,592.

     The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 0.25% of the Fund's average daily net assets. The fee is paid to the Distributor as reimbursement for expenses incurred for distribution-related activity.

     As provided in the Administrative Agreement, the Fund reimbursed CSS, its Administrative Agent, $42,145 for providing shareholder services, recordkeeping, administrative services and blue-sky filings. The

     Fund compensates CSS for blue-sky filings and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives .20% of average daily net assets.

     Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $44,864 for its services for the year ended August 31, 2003.

      Certain officers and/or directors of the Fund are also officers, principals and/or directors of TMIA, CSS, CCM, FDCC and FSI.

NOTE 3 - INVESTMENTS/CUSTODY

     The cost of purchases and proceeds from sales of securities other than short-term notes for the year ended August 31, 2003, were $12,400,099 and $7,371,218, respectively.

      The custodian has provided credits in the amount of $6,231 against custodian and accounting charges based on credits on cash balances of the Fund.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

     Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These distribution differences primarily result from different treatments of post-October capital losses.

     The tax character of distributions paid during the years ended August 31, 2003 and August 31, 2002 was as follows:

                                       Year ended      Year ended
                                     August 31, 2003 August 31, 2002
                                     --------------- ---------------
            Distributions paid from:
             Ordinary income            $337,265           $--
             Long term capital gains     300,402            --
                                        --------           ---
                                        $637,667           $--
                                        ========           ===

As of August 31, 2003, the components of distributable earnings on a tax basis were as follows:

                      Ordinary income         $ (334,630)
                          Net realized gains 1,344,432
                        Unrealized appreciation 5,534,290
                                              ----------
                                              $6,544,092
                                              ==========

Report of Independent Certified Public Accountants

To the Shareholders and Board of Directors of The World Funds, Inc. Richmond, Virginia

     We have audited the accompanying statement of assets and liabilities of the Third Millennium Russia Fund, a series of The World Funds, Inc., including the schedule of portfolio investments as of August 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and the period October 1, 1998 (commencement of operations) through August 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2002 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Third Millennium Russia Fund as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and the period October 1, 1998 through August 31, 1999, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER AND BAKER
Philadelphia, Pennsylvania
October 10, 2003

The World Funds, Inc.
(the "Company")

SUPPLEMENTAL INFORMATION (Unaudited)

     Information pertaining to the directors and officers of the Company is set forth below. The Statement of Additional Information (the "SAI") includes additional information about the directors and is available without charge upon request by calling (800) 527-9525.

Name, Address and   Position(s) Held Number of Principal Occupation(s)               Other
Year Born           with Company     Funds in  During the Past 5 Years               Directorships by
                    and Tenure       Company                                         Directors and
                                     Overseen                                        Number of Funds
                                                                                     in the Complex
                                                                                     Overseen
------------------------------------------------------------------------------------------------------
Interested Directors:
------------------------------------------------------------------------------------------------------
*John Pasco, III(1) Chairman,            8     Mr. Pasco is Treasurer and a Director Vontobel
1500 Forest Avenue  Director and               of Commonwealth Shareholder           Funds, Inc. -
Suite 223           Treasurer since            Services, Inc. ("CSS"), the           3 Funds;
Richmond, VA 23229  May, 1997                  Company's Administrator, since        The World
(1945)                                         1985; President and Director of First Insurance Trust -
                                               Dominion Capital Corp. ("FDCC"),
                                               1 Fund the Company's underwriter;
                                               Director and shareholder of Fund
                                               Services, Inc., the Company's
                                               Transfer and Disbursing Agent
                                               since 1987; President and
                                               Treasurer of Commonwealth Capital
                                               Management, Inc. since 1983 which
                                               also owns an interest in the
                                               investment adviser to the Fund;
                                               President of Commonwealth Capital
                                               Management, LLC, the to the
                                               GenomicsFund series of the
                                               Company, since December, 2000;
                                               Shareholder of Commonwealth Fund
                                               Accounting, Inc., which provides
                                               bookkeeping services to the
                                               Company; Chairman, Director and
                                               Treasurer of Vontobel Funds,
                                               Inc., a registered investment
                                               company, since March, 1997;
                                               Chairman, Trustee and Treasurer
                                               of The World Insurance Trust, a
                                               registered investment company,
                                               since May, 2002. Mr. Pasco is
                                               also a certified public
                                               accountant.
------------------------------------------------------------------------------------------------------

Name, Address and       Position(s) Held Number of Principal Occupation(s)               Other
Year Born               with Company     Funds in  During the Past 5 Years               Directorships by
                        and Tenure       Company                                         Directors and
                                         Overseen                                        Number of Funds
                                                                                         in the Complex
                                                                                         Overseen
----------------------------------------------------------------------------------------------------------
Non-Interested Directors:
----------------------------------------------------------------------------------------------------------
Samuel Boyd, Jr.         Director since      8     Mr. Boyd is Manager of the Customer   Vontobel Funds,
10808 Hob Nail Court     May, 1997                 Services Operations and Accounting    Inc. - 3 Funds;
Potomac, MD 20854                                  Division of the Potomac Electric      The World
(1940)                                             Power Company since August, 1978;     Insurance Trust -
                                                   Director of Vontobel Funds,
                                                   Inc., a 1 Fund; Satuit
                                                   registered investment
                                                   company, since Capital March,
                                                   1997; a Trustee of The World
                                                   Management Insurance Trust, a
                                                   registered Trust - 1 Fund;
                                                   investment company, since
                                                   May, Janus Capital 2002; and
                                                   a Trustee of Satuit Capital
                                                   Management Management Trust,
                                                   a registered Trust - 2 Funds
                                                   investment company, since
                                                   October, 2002. Mr. Boyd is
                                                   also a certified public
                                                   accountant.
----------------------------------------------------------------------------------------------------------
William E. Poist         Director since      8     Mr. Poist is a financial and tax      Vontobel Funds,
5272 River Road          May, 1997                 consultant through his firm           Inc. - 3 Funds;
Bethesda, MD 20816                                 Management Consulting for             The World
(1939)                                             Professionals since 1968; Director of Insurance Trust -
                                                   Vontobel Funds, Inc., a registered    1 Fund
                                                   investment company, since March,
                                                   1997; and a Trustee of The World
                                                   Insurance Trust, a registered
                                                   investment company, since May,
                                                   2002. Mr. Poist is also a certified
                                                   public accountant.
----------------------------------------------------------------------------------------------------------
Paul M. Dickinson        Director since      8     Mr. Dickinson is President of Alfred  Vontobel Funds,
8704 Berwickshire Drive  May, 1997                 J. Dickinson, Inc. Realtors since     Inc. - 3 Funds;
Richmond, VA 23229                                 April, 1971; Director of Vontobel     The World
(1947)                                             Funds, Inc., a registered investment  Insurance Trust -
                                                   company, since March, 1997;
                                                   and a 1 Fund Trustee of The
                                                   World Insurance Trust, a
                                                   registered investment
                                                   company, since May, 2002.
----------------------------------------------------------------------------------------------------------

Name, Address and       Position(s) Held  Number of Principal Occupation(s)                 Other
Year Born               with Company      Funds in  During the Past 5 Years                 Directorships by
                        and Tenure        Company                                           Directors and
                                          Overseen                                          Number of Funds
                                                                                            in the Complex
                                                                                            Overseen
------------------------------------------------------------------------------------------------------------
Officers:
------------------------------------------------------------------------------------------------------------
F. Byron Parker, Jr.    Secretary since      N/A    Mr. Parker is Secretary of CSS and            N/A
1500 Forest Avenue      May, 1997                   FDCC since 1986; Secretary of
Suite 222                                           Vontobel Funds, Inc., a registered
Richmond, VA 23229                                  investment company, since March,
(1943)                                              1997; Secretary of The World
                                                    Insurance Trust, a
                                                    registered investment
                                                    company, since May, 2002;
                                                    and partner in the law firm
                                                    Parker and McMakin.
------------------------------------------------------------------------------------------------------------
* Jane H. Williams      Vice President of    N/A    Ms. Williams is President of Sand             N/A
245 Lytton Avenue       the Company                 Hill Advisors, Inc., a registered
Suite 250               and President of            investment adviser, since August,
Pal Alto, CA 94301-1465 the Sand Hill               2000 and was the Executive Vice
(1948)                  Portfolio                   President of Sand Hill Advisors, since
                        Manager Fund                1982.
                        series since May,
                        1997.
------------------------------------------------------------------------------------------------------------
* Leland H. Faust       President of the     N/A    Mr. Faust is President of CSI Capital         N/A
One Montgomery Street   CSI Equity Fund             Management, Inc., a registered
Suite 2525              series and the              investment adviser, since 1978. Mr.
San Francisco, CA 94104 CSI Fixed                   Faust is also a partner in the law firm
(1946)                  Income Fund                 Taylor & Faust since September,
                        series since                1975.
                        October, 1997.
------------------------------------------------------------------------------------------------------------
*Stephen Goddard        Vice President of    N/A    Mr. Goddard has been the President            N/A
One James Center        the Company                 and principal shareholder of The
Suite 1501              and President of            London Company, a registered
Richmond, VA 23219      the New Market              investment adviser, since its inception
(1961)                  Fund series since           and has been the portfolio manager of
                        March, 2003                 the New Market Fund series since its
                                                    inception on October 1, 1998. Mr.
                                                    Goddard is also a manager and
                                                    shareholder of Virginia Management
                                                    Investment Corporation, a registered
                                                    investment adviser. Mr. Goddard has
                                                    fifteen years experience in senior
                                                    portfolio management, security
                                                    analysis and finance.
------------------------------------------------------------------------------------------------------------

Name, Address and           Position(s) Held Number of Principal Occupation(s)           Other
Year Born                   with Company     Funds in  During the Past 5 Years           Directorships by
                            and Tenure       Company                                     Directors and
                                             Overseen                                    Number of Funds
                                                                                         in the Complex
                                                                                         Overseen
---------------------------------------------------------------------------------------------------------
Officers (continued):
---------------------------------------------------------------------------------------------------------
* John T. Connor, Jr.       Vice President      N/A    Mr. Connor is President of Third  Member, Board of
1185 Avenue of the Americas of the Company             Millennium Investment             Directors, Teton
32nd Floor                  and President of           Advisors, LLC, a registered       Petroleum
New York, NY 10036          the Third                  investment adviser, since April,  Company since
(1941)                      Millennium                 1998; and Chairman of             April, 2003
                            Russia Fund                ROSGAL Insurance since 1993.
                            series since
                            October, 1998.
---------------------------------------------------------------------------------------------------------
* Robert J. Sullivan        Vice President      N/A    Chairman of the Board,            N/A
2608 Goldbug Avenue         of the Company             President and Treasurer of Satuit
Sullivans Island, SC 29482  and President of           Capital Management Trust, an
(1961)                      the                        open-end investment
                            GenomicsFund               management company, since
                            series since               December, 2000; Managing
                            January, 2003              Director and Investment Officer
                                                       of Satuit Capital
                                                       Management, LLC, a
                                                       registered investment
                                                       Adviser, from June, 2000
                                                       to Present; Portfolio
                                                       Manager and Senior Equity
                                                       Analyst at Cadence
                                                       Capital Management from
                                                       1997 to 2000, an
                                                       institutional asset
                                                       management firm.
---------------------------------------------------------------------------------------------------------
* Derwood S. Chase, Jr.     Vice President      N/A    Mr. Chase is President of Chase   N/A
300 Preston Avenue          of the Company             Investment Counsel Corporation,
Suite 403                   and President of           a registered investment adviser,
Charlottesville, VA 22902   the Chase Mid-             and its predecessor, since 1957.
(1931)                      Cap Growth
                            Fund since
                            September,
                            2002.
---------------------------------------------------------------------------------------------------------
* E. Ronald Lara            Vice President      N/A    Mr. Lara is the Executive Vice    N/A
8000 Towers Crescent Drive  of the Company             President of the Lara Group,
Suite 660                   and President of           Ltd., a registered investment
Vienna, VA 22182-2700       the Lara U.S.              adviser, since January, 1991.
(1943)                      Treasury Fund
                            series since
                            March, 2003.
---------------------------------------------------------------------------------------------------------

Investment Adviser:

   Third Millennium Investment Advisors LLC
     1185 Avenue of the Americas
     32nd Floor
     New York, New York 10036

Distributor:

   First Dominion Capital Corp.
     1500 Forest Avenue, Suite 223
     Richmond, Virginia 23229

Independent Auditors:

   Tait, Weller and Baker
     1818 Market Street, Suite 2400
     Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to Third Millennium Russia Fund's Transfer Agent:

   Fund Services, Inc.
     Post Office Box 26305
     Richmond, Virginia 23260
     (800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Service at (800) 527-9525.
                                    [GRAPHIC]

     The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

     During the period covered by this report, there were not any amendments to the provisions of the code of ethics.

     During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics.

     The Registrant's board of directors has determined that independent director Samuel Boyd, Jr. qualifies as audit committee financial expert.